UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Bradley D. Asness, Esq.

Chief Legal Officer

Two Greenwich Plaza

3rd Floor Greenwich

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-290-2688

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 89.2%
Australia - 7.4%
AGL Energy Ltd.	12,795	$154,016
Amcor Ltd.	135,964	655,236
AMP Ltd.	51,956	297,871
Ansell Ltd.	26,070	229,248
Arrow Energy Ltd. (a)	32,300	121,467
Asciano Group (a)	233,226	339,165
ASX Ltd.	3,009	93,226
Australia and New Zealand Banking Group Ltd.	58,165	1,245,939
Australian Worldwide Exploration Ltd.	36,329	86,809
AWB Ltd.	183,073	205,544
AXA Asia Pacific Holdings Ltd.	44,928	172,448
Beach Petroleum Ltd.	165,789	109,358
BHP Billiton Ltd.	99,228	3,272,591
Billabong International Ltd.	10,448	110,359
BlueScope Steel Ltd.	229,219	589,893
Boral Ltd.	65,485	350,835
Brambles Ltd.	52,337	372,012
Caltex Australia Ltd. (a)	24,564	261,697
CFS Retail Property Trust REIT	62,135	109,709
Challenger Financial Services Group Ltd.	75,483	225,852
Commonwealth Bank of Australia	42,775	1,943,115
Computershare Ltd.	6,752	66,273
Consolidated Media Holdings Ltd.	10,654	27,860
David Jones Ltd.	79,557	408,435
Dexus Property Group REIT	136,404	101,070
Downer EDI Ltd.	46,442	333,592
Energy Resources of Australia Ltd.	3,856	85,445
Felix Resources Ltd.	592	8,903
Flight Centre Ltd.	14,207	186,788
Foster’s Group Ltd.	66,960	327,587
Goodman Group REIT	67,133	39,101
GPT Group REIT	143,427	86,255
Insurance Australia Group Ltd.	85,846	285,373
Lion Nathan Ltd.	13,772	138,841
Macquarie Airports (a)	170,693	426,127
Macquarie Group Ltd.	8,710	449,700
Macquarie Infrastructure Group	19,598	25,408
Metcash Ltd.	56,795	225,150
Mirvac Group REIT	30,652	45,082
National Australia Bank Ltd.	63,164	1,709,249
Newcrest Mining Ltd.	14,185	399,212
Origin Energy Ltd.	29,525	424,141
PaperlinX Ltd. (a)	9,607	5,704
QBE Insurance Group Ltd.	19,499	412,285
Ramsay Health Carem Ltd.	9,933	95,921

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Australia - 7.4% (continued)
Rio Tinto Ltd.	7,859	$408,437
Santos Ltd.	36,866	493,268
Sigma Pharmaceuticals Ltd.	173,386	162,582
Stockland REIT	58,884	210,765
Suncorp-Metway Ltd.	54,810	427,827
TABCORP Holdings Ltd.	49,272	309,652
Tatts Group Ltd.	238,279	534,409
Telstra Corp Ltd.	133,428	384,266
Toll Holdings Ltd.	24,280	182,102
Wesfarmers Ltd.	17,466	407,102
Westfield Group REIT	62,803	766,566
Westpac Banking Corp.	68,598	1,583,095
Woolworths Ltd.	16,515	425,674

		23,555,637

Belgium - 0.4%
Bekaert NV	1,089	144,360
Delhaize Group	13,913	967,338
KBC Groep NV (a)	2,768	139,954
Tessenderlo Chemie NV	3,434	132,595

		1,384,247

Bermuda - 0.2%
Catlin Group Ltd.	8,145	45,796
Hiscox Ltd.	83,226	459,289

		505,085

Denmark - 1.2%
A P Moller - Maersk A/S	34	235,414
Carlsberg A/S Class B	7,974	580,114
D/S Norden A/S	16,667	633,626
Danske Bank (a)	34,980	924,425
East Asiatic Co., Ltd. A/S	1,168	42,161
H. Lundbeck A/S	19,721	410,822
Novo Nordisk A/S Class B	13,662	859,258

		3,685,820

Finland - 1.4%
Fortum Oyj	30,825	792,080
KCI Konecranes Oyj	16,392	468,605
Metso Oyj	28,527	804,222
Nokia Oyj	49,846	731,102
Orion Oyj Class B	5,092	94,020
Sampo Oyj Class A	36,649	925,132
Tieto Oyj	26,466	527,936

		4,343,097

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
France - 8.5%
Atos Origin SA (a)	13,140	$665,556
BNP Paribas	15,119	1,213,338
Bourbon SA	3,149	145,693
Bouygues SA	28,861	1,474,708
Carrefour SA	10,580	481,659
Christian Dior SA	8,030	795,827
Compagnie de Saint-Gobain	14,572	761,459
Ciments Francais SA	1,101	124,096
CNP Assurances	9,062	925,005
Compagnie Generale des Etablissements Michelin Class B	6,195	487,830
Eiffage SA	273	17,443
Etablissements Maurel et Prom	3,101	62,894
France Telecom SA	34,585	922,280
GDF Suez	15,568	693,131
Hermes International	966	142,932
Lagardere SCA	10,525	491,821
Legrand SA	6,206	173,074
LVMH Moet Hennessy Louis Vuitton SA	9,318	939,814
M6 Metropole Television	6,911	182,244
Parmalat Finanziaria SpA (b)	45,800	0
PPR	7,298	938,942
Publicis Groupe	23,561	949,732
Rhodia SA (a)	18,752	286,467
Sanofi-Aventis SA	38,575	2,844,746
Schneider Electric SA	1,985	201,965
SCOR SE	27,468	752,379
Societe BIC SA	5,802	413,211
Societe des Autoroutes Paris-Rhin-Rhone	158	12,054
Societe Generale	25,419	2,056,073
Suez SA (b)	7,680	0
Teleperformance	17,691	595,544
Total SA	55,665	3,308,726
Unibail-Rodamco SE	578	120,371
Valeo SA (a)	45,395	1,197,729
Vallourec SA	826	140,593
Vinci SA	10,915	619,863
Vivendi	61,746	1,918,963

		27,058,162

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Germany - 8.0%
Allianz SE	13,118	$1,636,532
Aurubis AG	7,688	319,753
BASF SE	21,617	1,144,517
Bayer AG	16,395	1,134,829
Daimler AG	20,851	1,046,058
Deutsche Bank AG	15,695	1,198,916
Deutsche Boerse AG	5,347	436,195
Deutsche Lufthansa AG	86,460	1,526,312
Deutsche Post AG	19,341	360,326
Deutsche Telekom AG	109,687	1,496,935
E.ON AG	39,176	1,658,140
GEA Group AG	23,865	495,941
Generali Deutschland Holding AG	37	3,477
Hannover Rueckversicherung AG (a)	22,667	1,038,817
Hochtief AG	5,877	446,166
Infineon Technologies AG (a)	86,516	486,261
Metro AG	9,913	559,815
MTU Aero Engines Holding AG	18,361	868,577
Muenchener Rueckversicherungs - Gesellschaft AG	11,581	1,845,818
RWE AG	19,075	1,769,313
Salzgitter AG	3,349	319,841
SAP AG	7,627	369,838
Siemens AG	24,993	2,301,376
Software AG	1,299	110,066
Suedzucker AG	13,344	270,075
ThyssenKrupp AG	2,790	95,419
Tognum AG	33,322	569,884
Volkswagen AG	4,793	655,550
Wincor Nixdorf AG	15,791	1,014,475

		25,179,222

Hong Kong - 2.1%
ASM Pacific Technology Ltd.	1,897	13,407
BOC Hong Kong Holdings Ltd.	132,409	289,165
Cheung Kong Holdings Ltd.	35,491	448,690
Cheung Kong Infrastructure Holdings Ltd.	7,036	25,099
Chinese Estates Holdings Ltd.	62,512	105,267
CLP Holdings Ltd.	21,315	144,521
Esprit Holdings Ltd.	61,589	412,682
Hang Lung Group Ltd.	21,276	106,055
Hang Lung Properties Ltd.	52,691	192,912
Hang Seng Bank Ltd.	1,491	21,406
Henderson Land Development Co., Ltd.	44,730	292,961
Hong Kong and China Gas Co., Ltd.	98,633	248,583
Hong Kong Exchanges & Clearing Ltd.	28,175	508,319
Hongkong Electric Holdings Ltd.	48,815	267,476

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Hong Kong - 2.1% (continued)
Hopewell Holdings Ltd.	55,078	$172,370
Hutchison Whampoa Ltd.	44,832	322,416
Hysan Development Co., Ltd.	65,623	163,724
Industrial and Commercial Bank of China Ltd.	64,589	145,713
Li & Fung Ltd.	53,668	215,022
Link REIT	58,882	129,408
Mongolia Energy Co., Ltd. (a)	91,758	32,357
Neo-China Land Group Holdings Ltd. (a) (b)	16,923	1,747
New World Development Co., Ltd.	67,896	145,438
Noble Group Ltd.	76,253	131,520
Orient Overseas International Ltd.	24,771	126,017
Sino Land Co., Ltd.	10,879	19,382
Sun Hung Kai Properties Ltd.	36,046	529,459
Swire Pacific Ltd. Class A	20,030	235,031
Television Broadcasts Ltd.	34,835	149,738
Wharf Holdings Ltd.	84,021	444,250
Wheelock and Co., Ltd.	75,621	247,109
Yue Yuen Industrial Holdings Ltd.	78,124	215,997

		6,503,241

Italy - 4.1%
Atlantia SpA	7,627	185,045
Banca Popolare di Milano Scarl	20,403	155,711
Banco Popolare Societa Cooperativa (a)	24,205	233,167
Buzzi Unicem SpA	31,982	553,524
Davide Campari-Milano SpA	10,693	96,065
Enel SpA	268,820	1,709,865
Eni SpA	98,108	2,451,616
Fiat SpA (a)	988	12,746
Impregilo SpA	146,235	641,677
Intesa Sanpaolo SpA (a)	183,331	813,424
Italcementi SpA	7,869	121,564
Lottomatica SpA	10,004	224,383
Mediaset SpA	135,624	950,641
Prysmian SpA	44,345	834,121
Telecom Italia SpA	1,266,463	2,226,883
UniCredit SpA (a)	473,631	1,858,949

		13,069,381

Japan - 19.0%
Acom Co., Ltd.	3,180	48,807
Aeon Credit Service Co., Ltd.	9,260	92,928
Aisin Seiki Co., Ltd.	2,068	50,228
Alfresa Holdings Corp.	1,516	61,779
ALPS Electric Co., Ltd. (a)	73,493	422,417

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 19.0% (continued)
Amada Co., Ltd.	39,314	$263,964
Aoyama Trading Co., Ltd.	1,576	26,973
Asahi Glass Co., Ltd.	69,593	560,907
Asics Corp.	28,588	265,352
Astellas Pharma, Inc.	24,297	996,269
Brother Industries Ltd.	2,907	34,778
Canon Marketing Japan, Inc.	33,636	593,453
Canon, Inc.	19,199	769,236
Central Glass Co., Ltd.	76,784	340,203
Central Japan Railway Co.,	36	258,955
Chiyoda Corp.	24,257	190,515
Chubu Electric Power Co.,, Inc.	15,494	375,751
Circle K Sunkus Co., Ltd.	23,659	356,904
Coca-Cola West Co., Ltd.	2,004	39,126
ComSys Holdings Corp.	65,882	720,597
Cosmo Oil Co., Ltd.	68,304	189,662
Credit Saison Co., Ltd.	35,612	416,321
Culture Convenience Club Co., Ltd.	21,831	141,779
Dai Nippon Printing Co., Ltd.	52,861	724,801
Daiei, Inc. (a)	29,051	118,062
Daifuku Co., Ltd.	34,200	228,469
Daishi Bank Ltd.	13,077	52,769
Daito Trust Construction Co., Ltd.	4,587	199,975
Daiwa House Industry Co., Ltd.	1,560	16,311
Daiwa Securities Group, Inc.	75,690	388,841
Denso Corp.	1,456	42,700
Doutor Nichires Holdings Co., Ltd.	16,049	245,887
Dowa Holdings Co., Ltd.	62,952	379,255
East Japan Railway Co.,	1,992	143,621
Ebara Corp. (a)	61,110	268,279
FamilyMart Co., Ltd.	7,357	236,558
Fanuc Ltd.	1,034	92,348
Fuji Media Holdings, Inc.	38	62,097
Fuji Oil Co., Ltd.	12,272	173,395
Fujifilm Holdings Corp.	18,043	538,790
Fujikura Ltd.	109,807	535,857
Fukuoka Financial Group, Inc.	36,096	149,403
Funai Electric Co., Ltd.	11,839	538,681
Furukawa Electric Co., Ltd.	29,454	119,175
Glory Ltd.	18,990	464,657
Hakuhodo DY Holdings, Inc.	694	37,732
Hanwa Co., Ltd.	33,785	121,611
Haseko Corp. (a)	42,882	41,751
Hino Motors Ltd. (a)	19,126	72,436
Hitachi Capital Corp.	34,883	426,214
Hitachi High-Technologies Corp.	10,506	219,139
Hitachi Software Engineering Co., Ltd.	8,725	256,233

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 19.0% (continued)
Hitachi Transport System Ltd.	6,763	$94,045
Hokuhoku Financial Group, Inc.	46,203	107,724
Hokuto Corp.	2,455	56,663
Honda Motor Co., Ltd.	21,702	659,085
Hosiden Corp.	4,591	61,901
Hoya Corp.	1,195	28,154
IBIDEN Co., Ltd.	3,378	125,151
Isuzu Motors Ltd. (a)	16,459	34,720
IT Holdings Corp.	13,993	192,358
Itochu Corp.	118,444	780,990
Itochu Techno-Solutions Corp.	1,605	49,318
Itoham Foods, Inc.	16,777	65,272
JGC Corp.	31,936	649,756
JTEKT Corp.	16,847	195,531
Jupiter Telecommunications Co., Ltd.	140	135,380
kabu.com Securities Co., Ltd.	41	49,417
Kaken Pharmaceutical Co., Ltd.	55,850	523,840
Kamigumi Co., Ltd.	15,882	129,509
Kandenko Co., Ltd.	62,797	434,173
Kaneka Corp.	80,625	577,781
Kansai Electric Power Co.,, Inc.	9,732	234,904
Kansai Paint Co., Ltd.	89,291	694,707
Kao Corp.	14,785	365,075
Kawasaki Kisen Kaisha Ltd. (a)	97,560	360,262
Kddi Corp.	100	562,603
Kinden Corp.	25,118	209,425
Kissei Pharmaceutical Co., Ltd.	2,333	59,674
Kobayashi Pharmaceutical Co., Ltd.	4,049	184,277
Komori Corp.	8,079	97,761
Konami Corp.	3,494	71,017
Konica Minolta Holdings, Inc.	26,327	248,461
KOSE Corp.	17,845	434,271
K’s Holdings Corp.	12,590	421,259
Kubota Corp.	11,212	92,889
Kurita Water Industries Ltd.	2,425	86,811
Kyowa Exeo Corp.	24,343	238,308
Lawson, Inc.	2,878	133,603
Leopalace21 Corp. (a)	13,973	111,855
LINTEC Corp.	13,867	263,499
Makita Corp.	4,418	139,624
Marubeni Corp.	87,938	441,670
Matsumotokiyoshi Holdings Co., Ltd.	10,164	253,046
Miraca Holdings, Inc.	25,065	817,617
Mitsubishi Estate Co., Ltd.	28,532	446,349
Mitsubishi Gas Chemical Co., Inc.	37,324	202,245
Mitsubishi UFJ Financial Group, Inc.	188,562	1,007,703
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,213	36,370

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 19.0% (continued)
Mitsui & Co., Ltd. (a)	40,045	$520,973
Mitsui Engineering & Shipbuilding Co., Ltd.	37,251	96,355
Mitsui Fudosan Co., Ltd.	19,088	321,412
Mitsui Mining & Smelting Co., Ltd. (a)	27,118	69,231
Mitsui O.S.K. Lines Ltd. (a)	91,580	540,051
Mitsumi Electric Co., Ltd.	28,189	605,669
Mizuho Financial Group, Inc.	201,963	397,770
Mochida Pharmaceutical Co., Ltd.	11,839	125,158
Mori Seiki Co., Ltd.	4,345	51,990
Murata Manufacturing Co., Ltd.	2,846	134,375
Musashino Bank Ltd.	5,221	157,680
Nabtesco Corp.	4,082	48,537
Namco Bandai Holdings, Inc.	24,636	251,678
NEC Electronics Corp. (a)	50,769	449,402
Net One Systems Co., Ltd.	54	81,331
NHK Spring Co., Ltd.	51,196	421,504
Nichirei Corp.	62,416	246,570
Nihon Kohden Corp.	8,490	141,414
Nihon Unisys Ltd.	12,331	110,853
Nintendo Co., Ltd.	2,273	579,639
Nippon Building Fund, Inc. REIT	6	53,413
Nippon Electric Glass Co., Ltd.	80,682	734,230
Nippon Express Co., Ltd.	15,449	62,707
Nippon Kayaku Co., Ltd.	10,232	90,394
Nippon Mining Holdings, Inc.	84,176	412,499
Nippon Oil Corp.	37,353	209,012
Nippon Paper Group, Inc.	3,989	114,789
Nippon Telegraph and Telephone Corp.	11,435	527,746
Nipro Corp. (a)	7,132	166,629
Nishi-Nippon City Bank Ltd.	34,328	86,447
Nissan Motor Co., Ltd. (a)	117,431	791,350
Nissan Shatai Co., Ltd.	61,817	494,872
Nisshin Seifun Group, Inc.	12,084	168,574
Nitto Denko Corp.	4,835	147,738
Nomura Holdings, Inc.	27,799	170,404
Nomura Real Estate Holdings, Inc.	2,415	39,064
NTT DoCoMo, Inc.	304	484,204
OJI Paper Co., Ltd.	62,277	280,343
Okinawa Electric Power Co.,, Inc.	6,566	391,837
OKUMA Corp.	72,482	363,536
OMRON Corp.	19,666	369,504
Orix Corp.	3,579	217,379
Osaka Gas Co., Ltd.	97,802	342,475
Pacific Metals Co., Ltd.	18,361	138,648
Point, Inc.	8,178	539,821
Promise Co., Ltd. (a)	35,706	194,061
Rengo Co., Ltd.	84,898	519,240

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 19.0% (continued)
Rohm Co., Ltd.	5,107	$355,810
San-in Godo Bank Ltd.	3,513	29,879
Sankyo Co., Ltd.	6,104	381,012
Sapporo Hokuyo Holdings, Inc.	19,464	68,903
SBI Holdings, Inc.	585	115,238
Secom Co., Ltd.	2,173	109,159
Seiko Epson Corp.	9,681	144,647
Seino Holdings Co., Ltd.	69,993	605,075
Sekisui House Ltd.	13,593	122,374
Seven & I Holdings Co., Ltd.	11,239	268,243
Shimachu Co., Ltd.	8,374	219,042
Shin-Etsu Chemical Co., Ltd.	7,595	465,940
Shinko Electric Industries Co., Ltd.	34,046	603,728
Sky Perfect JSAT Holdings, Inc.	396	181,675
Snow Brand Milk Products Co., Ltd.	39,300	146,666
Softbank Corp.	7,854	172,149
Sojitz Corp.	141,745	268,734
Sompo Japan Insurance, Inc.	90,096	602,884
Sony Corp.	27,271	799,123
Sony Financial Holdings, Inc.	117	334,764
Stanley Electric Co., Ltd.	39,694	803,558
Sumco Corp.	2,873	65,049
Sumitomo Bakelite Co., Ltd.	125,197	662,501
Sumitomo Electric Industries Ltd.	23,273	303,892
Sumitomo Forestry Co., Ltd.	24,412	204,115
Sumitomo Metal Mining Co., Ltd. (a)	20,020	327,008
Sumitomo Mitsui Financial Group, Inc.	10,685	370,367
Sumitomo Realty and Development Co., Ltd.	6,167	112,338
Sumitomo Trust & Banking Co., Ltd.	44,310	234,125
Taiyo Yuden Co., Ltd.	43,651	513,051
Takara Holdings, Inc.	26,475	182,592
Takeda Pharmaceutical Co., Ltd.	13,484	560,884
THK Co., Ltd.	12,905	252,180
Toho Co., Ltd.	7,073	119,368
Toho Gas Co., Ltd.	30,627	139,657
Tokai Rika Co., Ltd.	26,225	468,844
Tokai Rubber Industries, Ltd.	14,369	158,149
Tokuyama Corp.	81,145	593,224
Tokyo Electron Ltd.	4,534	288,313
Tokyo Gas Co., Ltd.	52,071	216,013
Tokyo Steel Manufacturing Co., Ltd.	43,845	536,329
Tokyo Tatemono Co., Ltd.	19,921	97,046
Tokyu Land Corp.	13,852	55,100
Toppan Forms Co., Ltd.	7,053	96,533
Toppan Printing Co., Ltd.	3,565	33,652
Toshiba Tec Corp. (a)	27,585	128,900
Toyo Seikan Kaisha Ltd.	19,261	368,774

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 19.0% (continued)
Toyo Suisan Kaisha Ltd.	27,548	$745,379
Toyota Auto Body Co., Ltd.	10,332	200,937
Toyota Motor Corp.	54,505	2,167,692
Toyota Tsusho Corp.	10,251	154,079
USS Co., Ltd.	10,104	600,985
West Japan Railway Co.,	79	298,981
Yamaguchi Financial Group, Inc.	4,620	47,808
Yamatake Corp.	8,201	183,933
Yamato Holdings Co., Ltd.	42,160	691,805
Yamato Kogyo Co., Ltd.	5,037	141,103
Yokogawa Electric Corp.	33,011	291,719
Yokohama Rubber Co., Ltd.	39,273	192,324

		60,343,864

Luxembourg - 0.1%
ArcelorMittal	2,678	99,856
SES SA	5,072	115,167

		215,023

Netherlands - 4.3%
Akzo Nobel NV	1,508	93,726
CSM	26,648	674,342
European Aeronautic Defence And Space Co., NV	60,167	1,356,242
Imtech NV	15,768	403,575
ING Groep NV (a)	53,533	961,344
Koninklijke Ahold NV	136,790	1,651,078
Koninklijke BAM Groep NV	38,008	439,190
Koninklijke DSM NV	9,255	387,536
Koninklijke KPN NV	30,654	509,224
Royal Dutch Shell PLC Class A	102,726	2,913,527
Royal Dutch Shell PLC Class B	101,996	2,833,358
SNS REALL NV (a)	16,648	135,042
TNT NV	9,603	258,040
Unilever NV	36,121	1,045,185

		13,661,409

New Zealand - 0.0% (c)
Telecom Corp. of New Zealand Ltd.	49,341	95,136

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	17,884	24,408
CapitaMall Trust REIT	41,710	54,513
ComfortDelGro Corp. Ltd.	151,506	172,625
Creative Technology Ltd. (a)	6	26

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Singapore - 1.2% (continued)
DBS Group Holdings Ltd.	41,813	$392,470
Golden Agri-Resources Ltd. (a)	12,267	3,715
Haw Par Corp. Ltd.	8,158	33,313
Indofood Agri Resources Ltd. (a)	146,680	165,265
Jardine Cycle & Carriage Ltd.	20,066	344,260
Keppel Corp. Ltd.	13,500	77,137
Neptune Orient Lines Ltd.	108,242	136,119
Oversea-Chinese Banking Corp. Ltd.	88,479	490,740
Pacific Century Regional Developments Ltd.	49,970	8,134
SembCorp Industries Ltd.	17,894	42,766
SembCorp Marine Ltd.	90,655	202,954
Singapore Exchange Ltd.	20,484	121,775
Singapore Technologies Engineering Ltd.	26,290	51,162
Singapore Telecommunications Ltd	227,524	522,833
StarHub Ltd.	1,988	3,056
Straits Asia Resources Ltd.	14,324	21,509
United Overseas Bank Ltd.	47,433	562,539
Wilmar International Ltd.	58,072	258,686
Yangzijiang Shipbuilding Holdings Ltd.	295,535	201,172

		3,891,177

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	1,068	55,816
Almirall SA	27,364	356,460
Banco Bilbao Vizcaya Argentaria SA	167,858	2,990,313
Banco Espanol de Credito SA	31,260	427,315
Banco Popular Espanol SA	17,020	171,212
Banco Santander SA	339,186	5,479,942
Endesa SA	28,942	958,574
Obrascon Huarte Lain SA	10,455	292,570
Repsol YPF SA	30,132	820,245
Tecnicas Reunidas SA	8,804	482,514
Telefonica SA	80,991	2,240,789

		14,275,750

Sweden - 3.5%
Boliden AB	40,037	431,973
Electrolux AB Class B (a)	51,315	1,174,637
Hennes & Mauritz AB Class B	20,167	1,133,555
Holmen AB Class B	4,365	120,524
Investor AB Class B	3,164	57,926
Nordea Bank AB	151,405	1,530,524
Scania AB Class B	9,276	115,226
Skanska AB Class B	27,473	403,570
Svenska Cellulosa AB Class B	89,931	1,221,679

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Sweden - 3.5% (continued)
Svenska Handelsbanken AB Class A	44,179	$1,130,955
Swedish Match AB	20,514	413,203
Tele2 AB Class B	83,146	1,106,291
Telefonaktiebolaget LM Ericsson Class B	231,523	2,330,484

		11,170,547

Switzerland - 6.7%
ABB Ltd. (a)	41,443	833,351
Baloise Holding AG	12,787	1,224,988
Clariant AG (a)	16,240	148,091
Compagnie Financiere Richemont SA Class A	28,714	812,866
Credit Suisse Group AG	20,796	1,157,045
Helvetia Holding AG	1,140	383,056
Nestle SA	88,231	3,766,640
Novartis AG	72,338	3,633,594
Panalpina Welttransport Holding AG	176	14,565
Roche Holding AG - Genusschein	27,909	4,512,570
Schindler Holding AG	8,820	606,516
STMicroelectronics NV	34,472	325,976
Sulzer AG	5,303	458,507
Swiss Life Holding AG (a)	1,619	192,331
Swisscom AG	968	346,679
Syngenta AG	1,805	414,799
UBS AG (a)	50,112	918,799
Zurich Financial Services AG	5,951	1,418,991

		21,169,364

United Kingdom - 16.6%
Aegis Group PLC	128,342	230,118
AMEC PLC	30,500	369,437
Anglo American PLC (a)	17,153	547,362
Antofagasta PLC	45,716	556,087
AstraZeneca PLC	55,026	2,467,751
Aviva PLC	120,163	863,847
BAE Systems PLC	210,576	1,178,034
Barclays PLC (a)	390,625	2,314,984
BBA Aviation PLC	101,887	258,020
BG Group PLC	43,068	750,635
BHP Billiton PLC	58,172	1,593,127
BP PLC	641,119	5,679,510
Bradford & Bingley PLC (b)	185,220	0
Brit Insurance Holdings PLC	222,225	725,964
British American Tobacco PLC	49,405	1,551,977
British Land Co. PLC REIT	6,888	52,441
BT Group PLC	112,677	234,830

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
United Kingdom - 16.6% (continued)
Charter International PLC	11,973	$131,647
Drax Group PLC	1,446	10,917
Electrocomponents PLC	143,880	354,358
Eurasian Natural Resources Corp.	80,415	1,130,280
Game Group PLC	177,110	453,196
GlaxoSmithKline PLC	175,416	3,458,678
Hammerson PLC REIT	19,581	123,570
Hays PLC	319,024	531,349
HMV Group PLC	268,160	451,143
Home Retail Group PLC	187,167	815,237
HSBC Holdings PLC	361,279	4,136,844
Hunting PLC	1,358	11,733
IMI PLC	63,706	456,446
Imperial Tobacco Group PLC	11,681	338,402
Intermediate Capital Group PLC	13,345	63,869
International Personal Finance PLC	163,010	425,641
Invensys PLC	43,012	200,802
Investec PLC	82,074	602,554
J Sainsbury PLC	217,817	1,133,649
Kazakhmys PLC	11,443	196,103
Kesa Electricals PLC	176,430	405,645
Kingfisher PLC	368,872	1,258,041
Ladbrokes PLC	9,885	29,659
Land Securities Group PLC REIT	7,891	79,009
Lloyds Banking Group PLC (a)	424,046	704,271
Marks & Spencer Group PLC	75,910	440,164
Mondi PLC	110,225	546,186
National Grid PLC	78,207	756,872
Old Mutual PLC	136,940	219,471
Pearson PLC	66,644	823,421
Petrofac Ltd.	58,733	929,506
Rio Tinto PLC	35,908	1,526,356
Rolls-Royce Group PLC (a)	83,181	627,673
RSA Insurance Group PLC	275,833	591,141
SEGRO PLC REIT	41,574	244,887
Smiths News PLC	14,528	27,811
Sports Direct International PLC	55,930	91,921
Standard Chartered PLC	41,259	1,019,158
Tesco PLC	158,187	1,012,664
Trinity Mirror PLC	20,862	57,434
Tullett Prebon PLC	12,912	80,752
UK Coal PLC (a)	3,973	7,340
Unilever PLC	46,256	1,321,718
Vodafone Group PLC	1,368,566	3,074,422
WH Smith PLC	69,792	504,157
William Morrison Supermarkets PLC	265,536	1,180,376
Wolseley PLC (a)	2,012	48,653

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
United Kingdom - 16.6% (continued)
WS Atkins PLC	47,190	$474,431
Yell Group PLC (a)	239,470	226,141

		52,709,822

TOTAL COMMON STOCKS (cost $245,111,945)		282,815,984

RIGHTS - 0.0% (c)
BNP Paribas (a)	15,119	32,744
Fortis SA (a) (b)	142,993	0

TOTAL RIGHTS (cost $0)		32,744

SHORT-TERM INVESTMENTS - 5.6%
Money Market Mutual Fund - 5.6%
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.28% (d)	17,756,487	17,756,487

	Par Value
Commercial Paper - 0.0% (c)
Lehman Commercial Paper, Inc., 0.0% (a)	453,006	75,878

TOTAL SHORT-TERM INVESTMENTS (cost $18,209,493)		17,832,365

TOTAL INVESTMENTS - 94.8% (cost $263,321,438)		300,681,093
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2% (e)		16,508,270

NET ASSETS - 100.0%		$317,189,363

Industry	Value	% of Net Assets
Automobile & Components	$9,885,875	3.1%
Banks	38,427,315	12.1
Capital Goods	28,900,899	9.1
Commercial & Professional Services	3,684,286	1.2
Consumer Durables & Apparel	6,936,142	2.2
Consumer Services	1,530,777	0.5
Diversified Financials	9,601,069	3.0
Energy	23,222,862	7.3
Food & Staples Retailing	9,498,402	3.0
Food, Beverage & Tobacco	12,818,212	4.0
Health Care Equipment & Services	1,675,189	0.5
Household & Personal Products	983,623	0.3
Insurance	15,785,484	5.0
Materials	24,366,116	7.7

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Industry	Value	% of Net Assets
Media	$6,659,530	2.1%
Pharmaceuticals, Biotechnology & Life Sciences	22,038,552	7.0
Real Estate	6,744,415	2.1
Retailing	10,561,585	3.3
Semiconductors & Semiconductor Equipment	2,587,945	0.8
Software & Services	3,080,419	1.0
Technology Hardware & Equipment	9,984,501	3.2
Telecommunication Services	14,910,329	4.7
Transportation	8,075,976	2.6
Utilities	10,889,225	3.4
Short-Term Investments	17,832,365	5.6

Total Investments	300,681,093	94.8
Other Assets in Excess of Liabilities (e)	16,508,270	5.2

Total Net Assets	$317,189,363	100.0%

(a)	Non income-producing security.
(b)	Security fair-valued at September 30, 2009.
(c)	Represents less than 0.05%
(d)	Represents annualized seven-day yield as of September 30, 2009.
(e)	Includes appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The following abbreviations are used in the portfolio descriptions:

REIT – Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Net Unrealized Appreciation (Depreciation)
Long Positions:
159	Amsterdam IDX	October 2009	$14,471,833	$14,518,848	$47,015
425	CAC40 10 EURO	October 2009	23,505,946	23,614,566	108,620
190	FTSE 100 IDX	December 2009	15,454,126	15,458,831	4,705
101	FTSE/MIB IDX	October 2009	17,019,887	17,308,754	288,867
153	IBEX 35 INDX	October 2009	26,060,865	26,257,134	196,269
5	MSCI SING IX	October 2009	224,955	227,736	2,781

					648,257

Short Positions:
(97)	DAX INDEX	December 2009	(19,912,743)	(20,136,769)	(224,026)
(42)	HANG SENG IDX	October 2009	(5,661,803)	(5,661,834)	(31)
(268)	OMXS30 IND	October 2009	(3,538,842)	(3,440,654)	98,188
(215)	SPI 200	December 2009	(21,762,380)	(22,509,440)	(747,060)
(154)	TOPIX INDEX	December 2009	(16,022,711)	(15,611,875)	410,836

					(462,093)

					$186,164

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding as of September 30, 2009:

Purchase Contracts	Counterparty	Currency	Notional Amount	Value at Settlement Date Payable	Value at September 30, 2009	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 12/16/09	The Royal Bank of Scotland	AUD	$43,077,100	$35,752,562	$37,750,222	$1,997,660
British Pound, Expiring 12/16/09	The Royal Bank of Scotland	GBP	4,938,000	7,944,189	7,889,910	(54,279)
Danish Krone, Expiring 12/16/09	The Royal Bank of Scotland	DKK	4,135,000	791,054	811,989	20,935
Euro, Expiring 12/16/09	The Royal Bank of Scotland	EUR	2,157,000	3,150,189	3,156,147	5,958
Hong Kong Dollar, Expiring 12/16/09	The Royal Bank of Scotland	HKD	11,108,000	1,434,159	1,434,028	(131)
Japanese Yen, Expiring 12/16/09	The Royal Bank of Scotland	JPY	4,243,541,800	45,023,441	47,299,013	2,275,572
Norwegian Krone, Expiring 12/16/09	The Royal Bank of Scotland	NOK	16,464,000	2,747,313	2,842,950	95,637
Singapore Dollar, Expiring 12/16/09	The Royal Bank of Scotland	SGD	897,300	623,323	636,676	13,353
Swedish Krona, Expiring 12/16/09	The Royal Bank of Scotland	SEK	4,394,000	617,807	630,645	12,838
Swiss Franc, Expiring 12/16/09	The Royal Bank of Scotland	CHF	34,146,200	32,290,105	32,970,421	680,316

				$130,374,142	$135,422,001	$5,047,859

Sales Contracts	Counterparty	Currency	Notional Amount	Value at Settlement Date Payable	Value at September 30, 2009	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 12/16/09	The Royal Bank of Scotland	AUD	(2,902,000)	$(2,496,094)	$(2,543,141)	$(47,047)
British Pound, Expiring 12/16/09	The Royal Bank of Scotland	GBP	(17,622,700)	(28,835,872)	(28,157,530)	678,342
Danish Krone, Expiring 12/16/09	The Royal Bank of Scotland	DKK	(8,083,000)	(1,580,461)	(1,587,258)	(6,797)
Euro, Expiring 12/16/09	The Royal Bank of Scotland	EUR	(22,984,600)	(33,031,179)	(33,631,324)	(600,145)

See notes to schedule of investments.

AQR INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Sales Contracts	Counterparty	Currency	Notional Amount	Value at Settlement Date Payable	Value at September 30, 2009	Unrealized Appreciation (Depreciation)
Hong Kong Dollar, Expiring 12/16/09	The Royal Bank of Scotland	HKD	$(4,069,000)	$(525,323)	$525,302)	$21
Japanese Yen, Expiring 12/16/09	The Royal Bank of Scotland	JPY	(1,166,471,000)	(12,792,406)	(13,001,622)	(209,216)
Norwegian Krone, Expiring 12/16/09	The Royal Bank of Scotland	NOK	(16,464,000)	(2,759,803)	(2,842,951)	(83,148)
Singapore Dollar, Expiring 12/16/09	The Royal Bank of Scotland	SGD	(584,000)	(411,242)	(414,375)	(3,133)
Swedish Krona, Expiring 12/16/09	The Royal Bank of Scotland	SEK	(79,224,000)	(11,276,415)	(11,370,550)	(94,135)
Swiss Franc, Expiring 12/16/09	The Royal Bank of Scotland	CHF	(10,887,000)	(10,336,758)	(10,512,121)	(175,363)

				$(104,045,553)	$(104,586,174)	$(540,621)

AUD - Australian Dollar

GBP - British Pound

DKK - Danish Krone

EUR - European Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

SEK - Swedish Krona

NOK - Norwegian Krone

CHF - Swiss Franc

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 73.1%
Automobile & Components - 0.5%
Dana Holding Corp. (a)	81,250	$553,312
Modine Manufacturing Co.	5,000	46,350

		599,662

Banks - 5.0%
Eagle Bancorp, Inc. (a)	46,200	442,596
First Busey Corp.	39,400	185,180
First Financial Holdings, Inc.	25,000	399,250
First Niagara Financial Group, Inc.	50,000	616,500
Flushing Financial Corp.	26,250	299,250
Harleysville National Corp.	270,292	1,440,656
Home Bancshares, Inc.	5,250	115,080
Huntington Bancshares, Inc.	52,500	247,275
Metro Bancorp, Inc. (a)	93,800	1,141,546
Old National Bancorp	21,000	235,200
Synovus Financial Corp.	42,000	157,500
Union Bankshares Corp.	5,744	71,513
United Community Banks, Inc. (a)	62,500	312,500
United Western Bancorp, Inc.	27,300	108,381
Washington Federal, Inc.	21,000	354,060

		6,126,487

Capital Goods - 3.3%
Genesis Lease Ltd. ADS	188,373	1,685,938
Hi-Shear Technology Corp.	58,630	1,118,074
Hubbell, Inc. Class B	2,194	88,835
Lime Energy Co. (a)	10,500	58,275
Mueller Water Products, Inc. Class A	110,250	604,170
SmartHeat, Inc. (a)	21,000	249,270
SunPower Corp. Class B (a)	5,700	143,811

		3,948,373

Consumer Durables - 1.6%
Lennar Corp. Class B	176,030	1,989,139

Consumer Services - 2.1%
Carnival Corp.	66,300	2,206,464
Lincoln Educational Services Corp. (a)	13,800	315,744

		2,522,208

Diversified Financials - 5.0%
Camden Learning Corp. (a)	28,400	221,520
Capitol Acquisition Corp. (a)	27,100	266,664
FCStone Group, Inc. (a)	6,100	29,402
Fifth Street Finance Corp.	16,800	183,624
Global Consumer Acquisition Co. (a)	28,200	274,668
Highlands Acquisition Corp. (a)	27,000	265,950
Janus Capital Group, Inc.	2,500	35,450
Liberty Acquisition Holdings Corp. (a)	45,182	429,229

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Diversified Financials - 5.0% (continued)
Overture Acquisition Corp. (a)	25,000	$247,750
Patriot Capital Funding, Inc.	118,849	484,904
PennantPark Investment Corp.	12,500	101,375
PHH Corp. (a)	75,000	1,488,000
Santa Monica Media Corp. (a)	15,377	—
Sapphire Industrials Corp. (a)	25,025	248,749
Secure America Acquisition Corp. (a)	33,600	265,104
SP Acquisition Holdings, Inc. (a)	27,000	261,360
Sports Properties Acquisition Corp. (a)	35,850	352,764
Stone Tan China Acquisition Corp. (a)	33,600	266,784
Trian Acquisition I Corp. (a)	15,200	147,896
Triplecrown Acquisition Corp. (a)	27,300	264,810
United Refining Energy Corp. (a)	27,000	268,650

		6,104,653

Energy - 6.6%
Atlas Energy, Inc.	84,721	2,293,387
BJ Services Co.	141,800	2,755,174
Enterprise Products Partners, LP	8,400	237,888
Hercules Offshore, Inc. (a)	100,000	491,000
NATCO Group, Inc. Class A (a)	27,540	1,219,471
Parallel Petroleum Corp. (a)	18,516	58,696
Royal Dutch Shell PLC ADR	16,600	925,782

		7,981,398

Food, Beverage & Tobacco - 6.5%
B&G Foods, Inc. Class A	18,963	155,307
BRF - Brasil Foods SA ADR (a)	37,557	1,999,910
Companhia de Bebidas das Americas ADR (b)	21,500	1,519,620
Pepsi Bottling Group, Inc.	52,700	1,920,388
PepsiAmericas, Inc.	68,070	1,944,079
Smithfield Foods, Inc. (a)	21,000	289,800

		7,829,104

Health Care Equipment & Services - 2.0%
Aspect Medical Systems, Inc. (a)	72,211	865,088
Candela Corp. (a)	417,855	1,378,922
MTS Medication Technologies (a)	6,500	37,180
SXC Health Solutions Corp. (a)	2,462	115,197

		2,396,387

Household & Personal Products - 1.2%
Central Garden & Pet Co. Class A (a)	137,438	1,502,197

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Insurance - 2.1%
Loews Corp.	7,700	$263,725
Odyssey Re Holdings Corp.	30,600	1,983,186
Specialty Underwriters’ Alliance, Inc. (a)	50,900	335,940

		2,582,851

Materials - 5.0%
BHP Billiton PLC ADR	42,770	2,356,627
Cemex SAB de CV ADR (a)	22,050	284,886
CF Industries Holdings, Inc.	15,115	1,303,366
GenTek, Inc. (a)	47,997	1,825,806
Louisiana-Pacific Corp. (a)	50,000	333,500

		6,104,185

Media - 6.4%
Comcast Corp. Class A	24,500	393,960
Discovery Communications, Inc. Class C (a)	87,200	2,269,816
Live Nation, Inc. (a)	9,827	80,483
Marvel Entertainment, Inc. (a)	37,378	1,854,696
News Corp. Class A	213,000	2,553,870
Viacom, Inc. Class B (a)	20,649	578,998

		7,731,823

Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
Bruker Corp. (a)	42,000	448,140
Dyax Corp. (a)	25,000	89,750
Indevus Pharmaceuticals Escrow (a)(c)(d)	6,006	6,607
Life Sciences Research, Inc. (a)	679	5,405
Momenta Pharmaceuticals, Inc. (a)	31,500	334,215
QIAGEN NV (a)	25,000	532,000
Schering-Plough Corp.	67,600	1,909,700
Sepracor, Inc. (a)	87,815	2,010,964
Varian, Inc. (a)	35,500	1,812,630
VIVUS, Inc. (a)	44,100	460,845
Wyeth	41,300	2,006,354

		9,616,610

Real Estate - 1.5%
Alexandria Real Estate Equities, Inc. REIT	15,000	815,250
Avatar Holdings, Inc. (a)	7,456	141,664
Colonial Properties Trust REIT	6,250	60,813
First Industrial Realty Trust, Inc. REIT	55,000	288,750
Glimcher Realty Trust REIT	42,000	154,140
Sovran Self Storage, Inc. REIT	12,750	387,983

		1,848,600

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Retailing - 1.9%
Charlotte Russe Holding, Inc. (a)	109,089	$1,909,058
Sonic Automotive, Inc. (a)	26,250	275,625
Tween Brands, Inc. (a)	15,442	129,558

		2,314,241

Semiconductors & Semiconductor Equipment - 2.2%
Intellon Corp. (a)	283,234	2,008,129
Renesola Ltd. ADR (a)	125,000	601,250

		2,609,379

Software & Services - 6.7%
Affiliated Computer Services, Inc. Class A (a)(b)	20,600	1,115,902
Global Med Technologies, Inc. (a)	35,924	32,332
Goldleaf Financial Solutions, Inc. (a)	375,000	366,750
Metavante Technologies, Inc. (a)	36,823	1,269,657
MSC.Software Corp. (a)	106,286	893,865
NYFIX, Inc. (a)	240,613	397,011
Omniture, Inc. (a)	2,000	42,880
On2 Technologies, Inc. (a)	273,826	161,557
OpenTable, Inc. (a)	5,250	144,690
Perot Systems Corp. Class A (a)	53,500	1,588,950
Retalix Ltd. (a)	385	3,889
SPSS, Inc. (a)	41,513	2,073,574

		8,091,057

Technology Hardware & Equipment - 2.6%
Molex, Inc. Class A	34,300	644,497
Palm, Inc. (a)	10,500	183,015
Smart Modular Technologies (WWH), Inc. (a)	62,500	297,500
Sun Microsystems, Inc. (a)	227,700	2,069,793

		3,194,805

Telecommunication Services - 2.3%
Centennial Communications Corp. (a)	247,777	1,977,260
D&E Communications, Inc.	33,500	384,915
SkyTerra Communications, Inc. (a)	95,418	459,915

		2,822,090

Transportation - 0.2%
Navios Maritime Partners, LP	18,973	226,727

Utilities - 0.5%
Calpine Corp. (a)	52,500	604,800
Florida Public Utilities Co.	700	8,505

		613,305

TOTAL COMMON STOCKS (cost $83,903,112)		88,755,281

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Moody’s Rating*		Interest Rate		Shares	Value (Note 2)
CONVERTIBLE PREFERRED STOCKS - 2.7%
Banks - 0.2%
Boston Private Capital Trust I	NR		4.875%		3,750	$89,297
Regions Financial Corp. (b)	BB	**	10.000%		130	200,070

						289,367

Consumer Services - 0.1%
Sealy Corp. (b)	NR		8.000%		1,428	119,595

Diversified Financials - 0.5%
Vale Capital II (b)	NR		6.750%		950	67,232
Vale Capital Ltd.	NR		5.500%		10,000	480,400

						547,632

Energy - 0.0% (e)
Whiting Petroleum Corp. (b)	B	**	6.250%		100	15,097

Food Beverage & Tobacco - 1.1%
Bunge Ltd.	Ba1		4.875%		15,000	1,299,375

Materials - 0.8%
Freeport-McMoRan Copper & Gold, Inc. (b)	BB		6.750%		10,000	1,030,000

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $3,138,990)						3,301,066

				Maturity Date	Principal Amount (000’s)
CORPORATE BOND - 0.0% (e)
Consumer Durables & Apparel - 0.0% (e)
Beazer Homes USA, Inc. (b) (cost $26,631)	Caa2		8.375%	04/15/12	$50	43,750

CONVERITIBLE BOND - 55.8%
Capital Goods - 9.0%
Actuant Corp. (b)	B+	**	2.000%	11/15/23	250	255,000
Barnes Group, Inc. (b)	NR		3.750%	08/01/25	150	157,312
EnPro Industries, Inc. (b)	NR		3.938%	10/15/15	300	273,750
GenCorp, Inc. (b)	Caa2		4.000%	01/16/24	150	147,000
General Cable Corp. (b)	B1		0.875%	11/15/13	3,000	2,958,750
Icahn Enterprises, LP (f)	NR		4.000%	08/15/13	250	205,000
Ingersoll-Rand Global Holding Co Ltd. (b)	Baa1		4.500%	04/15/12	300	544,500
Orbital Sciences Corp. (b)	BB-	**	2.438%	01/15/27	800	725,000
Quanta Services, Inc. (b)	NR		3.750%	04/30/26	150	169,688
Terex Corp. (b)	Caa1		4.000%	06/01/15	1,500	2,231,250
Textron, Inc. (b)	BBB-	**	4.500%	05/01/13	2,000	3,262,500

						10,929,750

Commercial & Professional Services - 0.1%
Covanta Holding Corp. (b)	Ba3		1.000%	02/01/27	150	133,313

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Moody’s Rating*		Interest Rate	Maturity Date	Principal Amount (000’s)	Value (Note 2)
Consumer Services - 8.8%
Coinstar, Inc. (b)	NR		4.000%	09/01/14	$1,725	$1,873,781
D.R. Horton, Inc. (b)	Ba3		2.000%	05/15/14	900	1,028,250
Eastman Kodak Co. (b)	NR		7.000%	04/01/17	2,500	2,512,500
Gaylord Entertainment Co. (b)	NR		3.750%	10/01/14	1,750	1,758,750
Newell Rubbermaid, Inc. (b)	BBB-	**	5.500%	03/15/14	1,000	1,975,000
Palm Harbor Homes, Inc. (b)	NR		3.250%	05/15/24	70	24,237
Regis Corp. (b)	NR		5.000%	07/15/14	525	649,688
Stewart Enterprises, Inc. (b)	Ba3		3.125%	07/15/14	25	21,469
Stewart Enterprises, Inc. (b)	Ba3		3.375%	07/15/16	125	105,469
Wyndham Worldwide Corp. (b)	Ba2		3.500%	05/01/12	535	762,375

						10,711,519

Diversified Financials - 2.9%
AmeriCredit Corp. (b)	B-	**	0.750%	09/15/11	1,325	1,157,719
Dollar Financial Corp. (b)	NR		2.875%	06/30/27	150	122,625
Janus Capital Group, Inc. (b)	Baa3		3.250%	07/15/14	250	313,437
Leucadia National Corp. (b)	B3		3.750%	04/15/14	250	313,437
NASDAQ OMX Group, Inc. (b)	Ba2		2.500%	08/15/13	1,500	1,306,875
Penson Worldwide, Inc. 144A(b)	NR		8.000%	06/01/14	125	155,156
World Acceptance Corp. (b)	NR		3.000%	10/01/11	150	130,125

						3,499,374

Energy - 4.6%
Alpha Natural Resources, Inc. (b)	BB	**	2.375%	04/15/15	1,500	1,471,875
Bristow Group, Inc. (b)	BB	**	3.000%	06/15/38	1,000	798,750
Exterran Holdings, Inc. (b)	BB	**	4.250%	06/15/14	800	996,000
Goodrich Petroleum Corp. (b)	NR		5.000%	10/01/29	1,000	1,058,750
Hanover Compressor Co. (b)	B1		4.750%	01/15/14	1,150	1,037,875
Transocean, Inc. (b)	Baa2		1.500%	12/15/37	250	241,250

						5,604,500

Food & Staples Retailing - 2.2%
Great Atlantic & Pacific Tea Co., Inc. (b)	Caa1		6.750%	12/15/12	65	56,469
Nash Finch Co. (b)(g)	Caa1		1.631%	03/15/35	3,300	1,377,750
Rite Aid Corp.	Ca		8.500%	05/15/15	1,000	1,023,750
Spartan Stores, Inc. (b)	NR		3.375%	05/15/27	250	187,500

						2,645,469

Food, Beverage & Tobacco - 0.9%
Alliance One International, Inc. 144A (b)	Caa1		5.500%	07/15/14	675	774,562
Vector Group Ltd. (b)(f)	NR		3.750%	11/15/14	267	300,709

						1,075,271

Health Care Equipment & Services - 1.9%
China Medical Technologies, Inc. (b)	NR		4.000%	08/15/13	250	160,312
HLTH Corp. (b)	NR		1.750%	06/15/23	100	104,375
Medtronic, Inc. (b)	A1		1.625%	04/15/13	300	296,250
NovaMed, Inc. (b)	NR		1.000%	06/15/12	350	298,813

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Moody’s Rating*		Interest Rate	Maturity Date	Principal Amount (000’s)	Value (Note 2)
Health Care Equipment & Services - 1.9% (continued)
SonoSite, Inc. (b)	NR		3.750%	07/15/14	$1,000	$963,750
Thoratec Corp. (b)(g)	NR		1.380%	05/16/34	150	138,563
Wright Medical Group, Inc. (b)	NR		2.625%	12/01/14	450	379,688

						2,341,751

Household & Personal Products - 0.7%
American Oriental Bioengineering, Inc. 144A (b)	NR		5.000%	07/15/15	1,000	835,000

Insurance - 0.4%
Old Republic International Corp. (b)	BBB+		8.000%	05/15/12	50	431,375

Materials - 6.4%
Alcoa, Inc. (b)	Baa3		5.250%	03/15/14	400	880,000
Allegheny Technologies, Inc. (b)	BBB-	**	4.250%	06/01/14	800	950,000
Arcelormittal (b)	Baa3		5.000%	05/15/14	2,500	3,609,375
Kinross Gold Corp. (b)	NR		1.750%	03/15/28	250	269,062
Steel Dynamics, Inc. (b)	BB+	**	5.125%	06/15/14	400	472,000
United States Steel Corp. (b)	Ba3		4.000%	05/15/14	1,000	1,590,000

						7,770,437

Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Amgen, Inc. (b)	A3		0.125%	02/01/11	100	99,750
Cubist Pharmaceuticals, Inc. (b)	NR		2.250%	06/15/13	150	141,375
Gilead Sciences, Inc. (b)	NR		0.500%	05/01/11	50	63,187
Incyte Corp. Ltd.	NR		4.750%	10/01/15	1,000	1,061,250
King Pharmaceuticals, Inc. (b)	BB	**	1.250%	04/01/26	100	85,875

						1,451,437

Real Estate - 0.3%
Vornado Realty, LP (b)	Baa2		3.875%	04/15/25	400	418,500

Retailing - 3.8%
Pier 1 Imports, Inc. (b)	NR		9.000%	02/15/36	1,100	1,936,000
Sonic Automotive, Inc. (b)	CCC-	**	5.000%	10/01/29	2,500	2,728,125

						4,664,125

Semiconductors & Semiconductor Equipment - 3.4%
Micron Technology, Inc. (b)	B-	**	1.875%	06/01/14	2,500	2,081,250
ON Semiconductor Corp. (b)	B+	**	1.875%	12/15/25	250	328,750
Rambus, Inc. (b)	NR		5.000%	06/15/14	1,450	1,756,313

						4,166,313

Software & Services - 3.4%
Akamai Technologies, Inc. (b)	NR		1.000%	12/15/33	150	204,375
DST Systems, Inc. (b)(f)	NR		3.625%	08/15/23	1,500	1,563,750
Equinix, Inc. (b)	B-	**	4.750%	06/15/16	500	663,125
GSI Commerce, Inc. (b)	NR		2.500%	06/01/27	25	22,187
Mentor Graphics Corp. (b)	NR		6.250%	03/01/26	150	144,375

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Moody’s Rating*		Interest Rate	Maturity Date	Principal Amount (000’s)	Value (Note 2)
Software & Services - 3.4% (continued)
Symantec Corp. (b)	NR		0.750%	06/15/11	$25	$26,375
Take-Two Interactive Software, Inc. (b)	NR		4.375%	06/01/14	825	1,042,594
VeriSign, Inc. (b)	NR		3.250%	08/15/37	500	433,750

						4,100,531

Technology Hardware & Equipment - 3.1%
Arris Group, Inc. (b)	NR		2.000%	11/15/26	275	283,250
Commscope, Inc. (b)	NR		3.250%	07/01/15	2,500	3,231,250
EMC Corp. (b)	A-	**	1.750%	12/01/11	250	301,875

						3,816,375

Telecommunication Services - 0.4%
Qwest Communications International, Inc. (b)	B1		3.500%	11/15/25	200	201,750
Time Warner Telecom, Inc. (b)	B3		2.375%	04/01/26	250	242,187

						443,937

Transportation - 2.3%
AMR Corp. (b)	CCC+	**	6.250%	10/15/14	500	528,125
Hertz Global Holdings, Inc. (b)	CCC+	**	5.250%	06/01/14	1,500	2,261,250

						2,789,375

TOTAL CONVERTIBLE BONDS (cost $60,626,345)						67,828,352

					Shares
EXCHANGE-TRADED FUNDS - 3.3%
Adams Express Co.					3,259	31,840
Advent Claymore Enhanced Growth & Income Fund					2,500	27,100
Alpine Global Premier Properties Fund					5,600	35,000
BlackRock MuniHoldings California Insured Fund, Inc.					3,822	50,947
BlackRock MuniHoldings Fund II, Inc.					361	4,906
BlackRock MuniHoldings New Jersey Insured Fund, Inc.					374	5,438
BlackRock MuniYield California Fund, Inc.					4,185	57,334
BlackRock MuniYield Investment Fund					368	4,810
BlackRock MuniYield Michigan Insured Fund II, Inc.					1,269	15,710
BlackRock MuniYield New York Insured Fund, Inc.					4,551	56,205
Boulder Total Return Fund, Inc.					7,540	90,555
Central Securities Corp.					4,207	73,286
Claymore Dividend & Income Fund					1,392	19,432
Clough Global Allocation Fund					3,867	56,690
Clough Global Equity Fund					5,015	69,508
Clough Global Opportunities Fund					5,192	65,835
Cohen & Steers Advantage Income Realty Fund, Inc.					7,200	42,552
Cohen & Steers Dividend Majors Fund, Inc.					12,398	121,004
Cohen & Steers Premium Income Realty Fund, Inc.					8,100	43,497
Cohen & Steers REIT and Utility Income Fund, Inc.					5,401	51,364
Cohen & Steers Select Utility Fund, Inc.					800	11,096
Delaware Enhanced Global Dividend & Income Fund					2,651	29,426
DWS Dreman Value Income Edge Fund					3,550	39,689
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.					2,450	36,897

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 3.3% (continued)
Evergreen International Balanced Income Fund	700	$9,842
First Opportunity Fund, Inc.	14,688	94,003
First Trust Enhanced Equity Income Fund	2,915	29,850
Gabelli Dividend & Income Trust	10,246	126,948
Gabelli Global Multimedia Trust, Inc.	1,000	6,270
General American Investors Co., Inc.	3,852	91,678
H&Q Healthcare Investors (a)	20,872	236,062
H&Q Life Sciences Investors (a)	22,255	205,414
ING Clarion Real Estate Income Fund	5,994	32,308
John Hancock Bank and Thrift Opportunity Fund	45,198	638,648
Kayne Anderson Energy Development Co.	5,167	68,359
Lazard Global Total Return and Income Fund, Inc.	1,179	16,706
Liberty All Star Equity Fund	9,100	38,493
LMP Capital and Income Fund, Inc.	8,323	79,901
Macquarie Global Infrastructure Total Return Fund, Inc.	6,230	93,637
Madison/Claymore Covered Call & Equity Strategy Fund	7,724	64,186
Morgan Stanley California Insured Municipal Income Trust	1,828	24,258
Morgan Stanley Emerging Markets Debt Fund, Inc.	5,688	54,434
New Germany Fund, Inc.	4,611	55,240
NFJ Dividend Interest & Premium Strategy Fund	6,217	83,308
Nuveen California Dividend Advantage Municipal Fund	2,578	34,236
Nuveen California Dividend Advantage Municipal Fund 2	1,695	23,171
Nuveen California Investment Quality Municipal Fund	1,444	19,205
Nuveen California Performance Plus Municipal Fund, Inc.	944	12,357
Nuveen California Quality Income Municipal Fund	97	1,370
Nuveen Insured California Dividend Advantage Municipal Fund	3,548	50,311
Nuveen Insured California Premium Income Municipal Fund 2	187	2,521
Nuveen Insured Tax-Free Advantage Municipal Fund	298	4,255
Nuveen Michigan Quality Income Municipal Fund	905	11,720
Nuveen New York Dividend Advantage Municipal Fund	130	1,739
Nuveen New York Performance Plus Municipal Fund	438	6,469
Nuveen New York Select Quality Municipal Fund	500	6,880
Nuveen Pennsylvania Investment Quality Municipal Fund	649	8,521
Nuveen Tax-Advantaged Dividend Growth Fund	6,000	64,560
Nuveen Tax-Advantaged Total Return Strategy Fund	1,120	11,469
Old Mutual/Claymore Long-Short Fund	8,711	67,684
RiverSource LaSalle International Real Estate Fund, Inc.	3,300	24,189
Rivus Bond Fund	8,522	137,119
Royce Value Trust, Inc.	1,050	10,836
Source Capital, Inc.	200	8,302
SPRD Trust Series 1	919	97,010
Strategic Global Income Fund, Inc.	400	4,200
SunAmerica Focused Alpha Growth Fund, Inc.	10,380	125,287
SunAmerica Focused Alpha Large-Cap Fund, Inc.	4,272	51,862
Swiss Helvetia Fund, Inc.	496	5,947
Tri-Continental Corp.	8,027	88,457
Western Asset Emerging Markets Income Fund, Inc.	800	9,832
Western Asset Worldwide Income Fund, Inc.	1,444	17,545
Zweig Fund, Inc.	3,000	9,630

TOTAL EXCHANGE-TRADED FUNDS (cost $3,447,773)		4,006,350

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $151,142,851)		$163,934,799

SECURITIES SOLD SHORT - (67.2)%
COMMON STOCKS - (66.1)%
Banks - (1.4)%
First Niagara Financial Group, Inc.	(129,490)	(1,596,612)
Regions Financial Corp.	(26,591)	(165,130)

		(1,761,742)

Capital Goods - (7.4)%
Actuant Corp. Class A	(5,888)	(94,561)
AerCap Holdings NV (a)	(190,040)	(1,723,663)
Barnes Group, Inc.	(3,774)	(64,498)
EnPro Industries, Inc. (a)	(6,659)	(152,225)
General Cable Corp. (a)	(43,187)	(1,690,771)
Hubbell, Inc. Class A (a)	(2,194)	(92,148)
Icahn Enterprises, LP	(1,000)	(39,960)
Ingersoll-Rand PLC	(14,381)	(441,065)
Orbital Sciences Corp. (a)	(17,811)	(266,631)
Quanta Services, Inc. (a)	(3,916)	(86,661)
SunPower Corp. Class A (a)	(5,700)	(170,373)
Terex Corp. (a)	(84,000)	(1,741,320)
Textron, Inc.	(127,200)	(2,414,256)

		(8,978,132)

Commercial & Professional Services - (0.0)%(e)
Covanta Holding Corp. (a)	(1,702)	(28,934)

Consumer Durables - (4.6)%
D.R. Horton, Inc.	(49,273)	(562,205)
Eastman Kodak Co.	(166,900)	(797,782)
Lennar Corp. Class A	(176,030)	(2,508,427)
Newell Rubbermaid, Inc.	(103,997)	(1,631,713)
Sealy Corp. (a)	(34,986)	(111,955)

		(5,612,082)

Consumer Services - (3.9)%
Carnival PLC ADR	(66,300)	(2,286,687)
Coinstar, Inc. (a)	(30,396)	(1,002,460)
Gaylord Entertainment Co. (a)	(19,276)	(387,448)
Regis Corp.	(26,314)	(407,867)
Stewart Enterprises, Inc. Class A	(9,095)	(47,567)
Wyndham Worldwide Corp.	(33,616)	(548,613)

		(4,680,642)

Diversified Financials - (1.2)%
Americredit Corp. (a)	(19,824)	(313,021)
Citigroup, Inc.	(8)	(39)
Dollar Financial Corp. (a)	(2,030)	(32,521)
International Assets Holding Corp. (a)	(1,800)	(29,718)
Legg Mason, Inc. (a)	(461)	(14,305)

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Diversified Financials - (1.2)% (continued)
Leucadia National Corp.	(9,035)	$(223,345)
Nasdaq OMX Group, Inc. (a)	(8,707)	(183,282)
Penson Worldwide, Inc. (a)	(10,895)	(106,117)
Prospect Capital Corp.	(48,654)	(521,084)
World Acceptance Corp. (a)	(865)	(21,807)

		(1,445,239)

Energy - (7.5)%
Alpha Natural Resources, Inc. (a)	(20,995)	(736,924)
Atlas Energy, Inc.	(84,100)	(2,276,587)
Baker Hughes, Inc.	(56,800)	(2,423,088)
Boardwalk Pipeline Partners, LP	(2,300)	(57,086)
Bristow Group, Inc. (a)	(11,702)	(347,432)
Cameron International Corp. (a)	(32,991)	(1,247,720)
Diamond Offshore Drilling, Inc.	(1,240)	(118,445)
Exterran Holdings, Inc. (a)	(39,971)	(948,911)
Royal Dutch Shell PLC ADR	(16,600)	(949,354)
Transocean Ltd. (a)	(304)	(26,001)
Whiting Petroleum Corp. (a)	(214)	(12,322)

		(9,143,870)

Food & Staples Retailing - (0.8)%
Nash Finch Co.	(12,569)	(343,636)
Rite Aid Corp. (a)	(349,657)	(573,437)
Spartan Stores, Inc.	(2,032)	(28,712)

		(945,785)

Food Beverage & Tobacco - (5.8)%
Alliance One International, Inc. (a)	(111,426)	(499,188)
BRF – Brasil Foods SA ADR (a)	(37,849)	(2,015,459)
Bunge Ltd.	(11,226)	(702,860)
Companhia de Bebidas das Americas ADR	(21,500)	(1,768,590)
Pepsico, Inc.	(33,046)	(1,938,478)
Vector Group Ltd.	(4,852)	(75,594)

		(7,000,169)

Health Care Equipment & Services - (2.0)%
China Medical Technologies, Inc. ADR	(1,701)	(27,590)
HLTH Corp. (a)	(3,184)	(46,518)
Medtronic, Inc.	(1,868)	(68,742)
NovaMed, Inc. (a)	(37,357)	(169,227)
Sonosite, Inc. (a)	(16,886)	(446,804)
Syneron Medical Ltd. (a)	(123,063)	(1,404,149)
Thoratec Corp. (a)	(3,912)	(118,416)
Wright Medical Group, Inc. (a)	(7,167)	(128,003)

		(2,409,449)

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Household & Personal Products - (1.7)%
American Oriental Bioengineering, Inc. (a)	(92,822)	$(451,115)
Central Garden and Pet Co. (a)	(137,438)	(1,614,896)

		(2,066,011)

Insurance - (0.4)%
CNA Financial Corp.	(4,275)	(103,198)
Old Republic International Corp.	(20,356)	(247,936)
Tower Group, Inc.	(7,500)	(182,925)

		(534,059)

Materials - (8.2)%
Agrium, Inc.	(15,060)	(749,837)
Alcoa, Inc.	(55,355)	(726,258)
Allegheny Technologies, Inc.	(13,399)	(468,831)
Arcelormittal	(64,262)	(2,386,691)
BPH Billiton Ltd. ADR	(42,770)	(2,823,248)
Freeport-McMoRan Copper & Gold, Inc.	(12,082)	(828,946)
Kinross Gold Corp.	(5,750)	(124,775)
Steel Dynamics, Inc.	(16,752)	(256,976)
United States Steel Corp.	(27,294)	(1,211,035)
Vale SA ADR	(19,860)	(407,329)

		(9,983,926)

Media - (6.1)%
Comcast Corp. Class A	(24,500)	(413,805)
Discovery Communications, Inc. Class A (a)	(87,200)	(2,519,208)
News Corp. Class B	(213,000)	(2,979,870)
Viacom, Inc. Class A (a)	(20,649)	(608,113)
Walt Disney Co.	(31,449)	(863,590)

		(7,384,586)

Pharmaceuticals, Biotechnology - (1.7)%
Amgen, Inc. (a)	(351)	(21,141)
Celldex Therapeutics, Inc. (a)	(15,000)	(82,350)
Cubist Pharmaceuticals, Inc. (a)	(2,194)	(44,319)
Gilead Sciences, Inc. (a)	(993)	(46,254)
King Pharmaceuticals, Inc. (a)	(2,088)	(22,488)
Merck & Co, Inc.	(38,468)	(1,216,743)
Pfizer, Inc.	(41,500)	(686,825)

		(2,120,120)

Real Estate - (0.2)%
Host Hotels & Resorts, Inc. REIT	(3,850)	(45,314)
Vornado Realty Trust REIT	(2,290)	(147,499)

		(192,813)

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Retailing - (2.4)%
Dress Barn, Inc. (a)	(8,012)	$(143,655)
Pier 1 Imports, Inc. (a)	(440,192)	(1,703,543)
Sonic Automotive, Inc.	(90,330)	(948,465)
Ticketmaster Entertainment, Inc. (a)	(7,097)	(82,964)

		(2,878,627)

Semiconductors & Semiconductor - (2.6)%
Atheros Communications, Inc. (a)	(36,453)	(967,098)
Micron Technology, Inc. (a)	(115,064)	(943,525)
ON Semiconductor Corp. (a)	(28,750)	(237,187)
Rambus, Inc. (a)	(60,088)	(1,045,531)

		(3,193,341)

Software & Services - (2.9)%
Akamai Technologies, Inc. (a)	(7,573)	(149,037)
DST Systems, Inc. (a)	(13,446)	(602,381)
Equinix, Inc. (a)	(5,189)	(477,388)
Fidelity National Information Services, Inc.	(49,090)	(1,252,286)
GSI Commerce, Inc. (a)	(537)	(10,369)
Mentor Graphics Corp. (a)	(2,880)	(26,813)
Symantec Corp. (a)	(634)	(10,442)
Take-Two Interactive Software, Inc. (a)	(64,918)	(727,731)
Verisign, Inc. (a)	(13,166)	(311,903)

		(3,568,350)

Technology Hardware & Equipments - (3.5)%
Arris Group, Inc. (a)	(11,793)	(153,427)
Commscope, Inc. (a)	(79,091)	(2,367,194)
EMC Corp. (a)	(10,729)	(182,822)
Molex, Inc.	(34,300)	(716,184)
Xerox Corp.	(103,000)	(797,220)

		(4,216,847)

Telecommunication Services - (0.3)%
Qwest Communications International, Inc.	(14,843)	(56,552)
TW Telecom, Inc. (a)	(8,986)	(120,862)
Windstream Corp.	(21,425)	(217,035)

		(394,449)

Transportation - (1.5)%
Hertz Global Holdings, Inc. (a)	(162,896)	(1,764,164)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $71,353,388)		(80,303,337)

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - (1.1)%
Financial Select Sector Spdr Fund	(28,020)	$(418,619)
Ishares Cohen & Steers Realty Majors Index Fund	(13,725)	(667,309)
Ishares Iboxx Investment Grade Corporate Bond Fund	(2,745)	(292,837)

TOTAL EXCHANGE-TRADED FUNDS (proceeds $ 1,353,787)		(1,378,765)

OUTSTANDING OPTIONS WRITTEN - 0.0% (e)
CALL OPTIONS - 0.0% (e)
Vari Inc. November 2009 @ 55	(140)	(2,100)
Orh, Inc. October 2009 @ 60	(73)	(35,040)

TOTAL CALL OPTIONS (proceeds $22,632)		(37,140)

TOTAL SECURITIES SOLD SHORT (proceeds $72,713,082)		(81,719,242)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT (cost $78,413,044)		82,215,557

OTHER ASSETS IN EXCESSS OF LIABILITES - 32.3%		39,294,945

NET ASSETS - 100.0%		$121,510,502

(a)	Non income-producing security.
(b)	All or a portion of this security has been segregated as collateral for securities sold short.
(c)	Security fair valued at September 30, 2009.
(d)	Private Placement security.
(e)	Represents less than 0.05 percent of net assets.
(f)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2009.
(g)	Represents a step bond. The rate shown reflects the effective yield at September 30, 2009.
*	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.
**	S&P Rating provided.

The following abbreviations are used in portfolio descriptions:

NR – Not Rated by Moody’s.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trust.

144A – Restricted Security.

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Short Positions:
575	CME E-Mini S&P 500 Index	December 2009	$(30,335,551)	$(30,270,875)	$64,676
82	CBT US 10YR Note	December 2009	(9,436,592)	(9,519,688)	(83,096)
39	CBT US 2YR Note	December 2009	(8,446,262)	(8,461,781)	(15,519)
3	CBT US 5YR Note	December 2009	(349,812)	(354,984)	(5,172)

					$(39,111)

Cash held as collateral with broker for futures contracts was $752,692 at September 30, 2009.

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK - 100.5%
Automobile & Components - 1.1%
Ford Motor Co. (a)	4,143	$29,871
Gentex Corp.	300	4,245
Goodyear Tire & Rubber Co. (a)	300	5,109
TRW Automotive Holdings Corp. (a)	200	3,350

		42,575

Banks - 0.2%
Federal Home Loan Mortgage Corp. (a)	1,200	2,160
Federal National Mortgage Association (a)	1,900	2,888
First Horizon National Corp. (a)	174	2,302

		7,350

Capital Goods - 5.9%
3M Co.	900	66,420
Aecom Technology Corp. (a)	159	4,315
Armstrong World Industries, Inc. (a)	100	3,446
Cummins, Inc.	300	13,443
Goodrich Corp.	191	10,379
Hubbell, Inc. Class B	100	4,200
Ingersoll-Rand PLC	400	12,268
KBR, Inc.	200	4,658
Oshkosh Corp.	100	3,093
Precision Castparts Corp.	200	20,374
Rockwell Automation, Inc.	200	8,520
United Technologies Corp.	1,150	70,070
URS Corp. (a)	151	6,591
W.W. Grainger, Inc.	99	8,847

		236,624

Commercial & Professional Services - 0.5%
Iron Mountain, Inc. (a)	308	8,211
Manpower, Inc.	100	5,671
Robert Half International, Inc.	209	5,229

		19,111

Consumer Durables & Apparel - 0.9%
Coach, Inc.	307	10,106
D.R. Horton, Inc.	505	5,762
Lennar Corp. Class A	300	4,275
Mattel, Inc.	452	8,344
NVR, Inc. (a)	4	2,550
Tupperware Brands Corp.	100	3,992

		35,029

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	200	$14,734
Career Education Corp. (a)	164	3,998
Chipotle Mexican Grill, Inc. Class A (a)	25	2,426
Darden Restaurants, Inc.	218	7,440
DeVry, Inc.	100	5,532
International Game Technology	400	8,592
ITT Educational Services, Inc. (a)	29	3,202
Penn National Gaming, Inc. (a)	167	4,619
Starbucks Corp. (a)	834	17,222
Starwood Hotels & Resorts Worldwide, Inc.	300	9,909
Strayer Education, Inc.	12	2,612
WMS Industries, Inc. (a)	50	2,228
Yum! Brands, Inc.	612	20,661

		103,175

Diversified Financials - 6.2%
AmeriCredit Corp. (a)	200	3,158
BlackRock, Inc.	35	7,589
Franklin Resources, Inc.	300	30,180
Goldman Sachs Group, Inc.	600	110,610
Greenhill & Co, Inc.	25	2,240
IntercontinentalExchange, Inc. (a)	53	5,151
Invesco Ltd.	600	13,656
Jefferies Group, Inc. (a)	220	5,991
Knight Capital Group, Inc. Class A (a)	497	10,810
Morgan Stanley	1,600	49,408
MSCI, Inc. Class A (a)	200	5,924

		244,717

Energy - 4.2%
Anadarko Petroleum Corp.	500	31,365
CNX Gas Corp. (a)	200	6,140
FMC Technologies, Inc. (a)	100	5,224
Newfield Exploration Co. (a)	200	8,512
Noble Energy, Inc.	200	13,192
Occidental Petroleum Corp.	900	70,560
Range Resources Corp.	200	9,872
Southwestern Energy Co. (a)	547	23,346

		168,211

Food & Staples Retailing - 2.9%
CVS Caremark Corp.	1,900	67,906
Walgreen Co.	1,096	41,067
Whole Foods Market, Inc. (a)	200	6,098

		115,071

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Food, Beverage & Tobacco - 3.5%
Archer-Daniels-Midland Co.	800	$23,376
Bunge Ltd.	200	12,522
Coca-Cola Enterprises, Inc.	523	11,197
ConAgra Foods, Inc.	531	11,512
Cosan Ltd. Class A (a)	400	3,160
Del Monte Foods Co.	878	10,167
Green Mountain Coffee Roasters, Inc. (a)	32	2,363
Hansen Natural Corp. (a)	80	2,939
Hershey Co.	342	13,290
Hormel Foods Corp.	175	6,216
J.M. Smucker Co.	179	9,489
Lorillard, Inc.	228	16,940
Molson Coors Brewing Co. Class B (b)	200	9,736
Tyson Foods, Inc. Class A	368	4,648

		137,555

Health Care Equipment & Services - 4.5%
AmerisourceBergen Corp.	422	9,444
Cerner Corp. (a)	54	4,039
Community Health Systems, Inc. (a)	200	6,386
Edwards Lifesciences Corp. (a)	38	2,657
Health Management Associates, Inc. Class A (a)	168	1,258
Hospira, Inc. (a)	191	8,519
Inverness Medical Innovations, Inc. (a)	44	1,704
McKesson Corp.	300	17,865
Medco Health Solutions, Inc. (a)	541	29,923
Quest Diagnostics, Inc.	323	16,857
ResMed, Inc. (a)	148	6,690
UnitedHealth Group, Inc.	1,574	39,413
WellPoint, Inc. (a)	688	32,584

		177,339

Household & Personal Products - 0.1%
NBTY, Inc. (a)	100	3,958

Insurance - 2.3%
Assured Guaranty Ltd.	200	3,884
Fidelity National Financial, Inc. Class A	282	4,253
First American Corp.	171	5,535
Genworth Financial, Inc. Class A	500	5,975
PartnerRe Ltd.	151	11,618
RenaissanceRe Holdings Ltd.	46	2,519
Travelers Cos., Inc.	754	37,119
Validus Holdings Ltd.	200	5,160
W.R. Berkley Corp.	248	6,269
XL Capital Ltd. Class A	500	8,730

		91,062

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Materials - 4.7%
Air Products and Chemicals, Inc.	300	$23,274
Albemarle Corp.	200	6,920
Allegheny Technologies, Inc.	100	3,499
Ashland, Inc.	100	4,322
Ball Corp.	166	8,167
Bemis Co, Inc.	98	2,539
Crown Holdings, Inc. (a)	113	3,074
Freeport-McMoRan Copper & Gold, Inc.	500	34,305
Lubrizol Corp.	56	4,002
Newmont Mining Corp.	581	25,576
Nucor Corp.	400	18,804
Owens-Illinois, Inc. (a)	200	7,380
Praxair, Inc.	400	32,676
Rock-Tenn Co. Class A	100	4,711
Scotts Miracle-Gro Co. Class A (a)	50	2,148
Walter Energy, Inc.	100	6,006

		187,403

Media - 2.1%
Discovery Communications, Inc. Class A (a)	366	10,574
DreamWorks Animation SKG, Inc. Class A (a)	57	2,028
Liberty Media Corp. Class A (a)	597	18,573
McGraw-Hill Co., Inc.	600	15,084
Thomson Reuters Corp.	900	30,213
Virgin Media, Inc.	400	5,568

		82,040

Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Alexion Pharmaceuticals, Inc. (a)	168	7,483
Allergan, Inc.	400	22,704
Bristol-Myers Squibb Co.	2,378	53,553
Dendreon Corp. (a)	167	4,674
Endo Pharmaceuticals Holdings, Inc. (a)	200	4,526
Forest Laboratories, Inc. (a)	400	11,776
Human Genome Sciences, Inc. (a)	200	3,764
King Pharmaceuticals, Inc. (a)	197	2,122
Life Technologies Corp. (a)	220	10,241
Merck & Co., Inc.	2,700	85,401
Mylan, Inc. (a)	426	6,820
Vertex Pharmaceuticals, Inc. (a)	298	11,294
Warner Chilcott PLC Class A (a)	300	6,486
Watson Pharmaceuticals, Inc. (a)	174	6,375

		237,219

Real Estate - 0.2%
Mack-Cali Realty Corp. REIT	200	6,466
Realty Income Corp. REIT	134	3,437

		9,903

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Retailing - 7.2%
Advance Auto Parts, Inc.	171	$6,717
Aeropostale, Inc. (a)	62	2,695
Amazon.com, Inc. (a)	504	47,053
AutoNation, Inc. (a)	314	5,677
AutoZone, Inc. (a)	40	5,849
Bed Bath & Beyond, Inc. (a)	289	10,849
CarMax, Inc. (a)	226	4,723
Chico’s FAS, Inc. (a)	164	2,132
Dick’s Sporting Goods, Inc. (a)	186	4,166
Dollar Tree, Inc. (a)	169	8,227
Expedia, Inc. (a)	392	9,388
Family Dollar Stores, Inc.	211	5,570
Gap, Inc.	786	16,820
Guess?, Inc.	200	7,408
Home Depot, Inc.	2,221	59,167
J. Crew Group, Inc. (a)	100	3,582
Kohl’s Corp. (a)	304	17,343
LKQ Corp. (a)	100	1,854
Netflix, Inc. (a)	147	6,787
O’Reilly Automotive, Inc. (a)	199	7,192
priceline.com, Inc. (a)	26	4,311
Ross Stores, Inc.	200	9,554
Sherwin-Williams Co.	196	11,791
Tiffany & Co.	200	7,706
TJX Cos., Inc.	501	18,612

		285,173

Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices, Inc.	400	11,032
Broadcom Corp. Class A (a)	725	22,250
Cree, Inc. (a)	185	6,799
Intel Corp.	7,300	142,861
Marvell Technology Group Ltd. (a)	800	12,952
Maxim Integrated Products, Inc.	500	9,070
Micron Technology, Inc. (a)	1,100	9,020
NVIDIA Corp. (a)	800	12,024
ON Semiconductor Corp. (a)	700	5,775
PMC - Sierra, Inc. (a)	195	1,864
Silicon Laboratories, Inc. (a)	54	2,503
Skyworks Solutions, Inc. (a)	140	1,854
Texas Instruments, Inc.	1,700	40,273

		278,277

Software & Services - 15.1%
BMC Software, Inc. (a)	238	8,932
Broadridge Financial Solutions, Inc.	300	6,030
CA, Inc.	700	15,393
Citrix Systems, Inc. (a)	252	9,886
Cognizant Technology Solutions Corp. Class A (a)	400	15,464
Computer Sciences Corp. (a)	195	10,279
Equinix, Inc. (a)	100	9,200

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Software & Services - 15.1% (continued)
FactSet Research Systems, Inc.	37	$2,451
Fidelity National Information Services, Inc.	337	8,597
Fiserv, Inc. (a)	212	10,218
Google, Inc. Class A (a)	400	198,340
IAC/ InterActiveCorp (a)	300	6,057
Lender Processing Services, Inc.	156	5,955
MasterCard, Inc. Class A	100	20,215
McAfee, Inc. (a)	207	9,065
MICROS Systems, Inc. (a)	65	1,962
Oracle Corp.	6,507	135,606
Red Hat, Inc. (a)	229	6,330
Rovi Corp. (a)	91	3,058
Salesforce.com, Inc. (a)	200	11,386
Sybase, Inc. (a)	177	6,885
Synopsys, Inc. (a)	300	6,726
Visa, Inc. Class A	1,000	69,110
VistaPrint NV (a)	34	1,726
VMware, Inc. Class A (a)	500	20,085

		598,956

Technology Hardware & Equipment - 16.3%
3Com Corp. (a)	338	1,768
Apple, Inc. (a)	1,019	188,892
Arrow Electronics, Inc. (a)	200	5,630
Avnet, Inc. (a)	200	5,194
Brocade Communications Systems, Inc. (a)	597	4,692
Dolby Laboratories, Inc. Class A (a)	156	5,958
EMC Corp. (a)	2,400	40,896
F5 Networks, Inc. (a)	66	2,616
Ingram Micro, Inc. Class A (a)	230	3,876
International Business Machines Corp.	1,641	196,280
Jabil Circuit, Inc.	400	5,364
Juniper Networks, Inc. (a)	573	15,482
Motorola, Inc.	2,600	22,334
NetApp, Inc. (a)	400	10,672
Palm, Inc. (a)	99	1,726
QLogic Corp. (a)	100	1,720
QUALCOMM, Inc.	2,129	95,762
Riverbed Technology, Inc. (a)	65	1,427
Seagate Technology	600	9,126
Starent Networks Corp. (a)	158	4,016
STEC, Inc. (a)	100	2,939
Tellabs, Inc. (a)	800	5,536
Teradata Corp. (a)	188	5,174
Western Digital Corp. (a)	300	10,959

		648,039

See notes to schedule of investments.

AQR MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Telecommunication Services - 3.0%
Qwest Communications International, Inc.	2,268	$8,641
Verizon Communications, Inc.	3,700	111,999

		120,640

Transportation - 0.6%
C.H. Robinson Worldwide, Inc.	224	12,936
Hertz Global Holdings, Inc. (a)	500	5,415
JetBlue Airways Corp. (a)	711	4,252

		22,603

Utilities - 3.4%
AES Corp. (a)	800	11,856
Atmos Energy Corp.	200	5,636
FPL Group, Inc.	574	31,702
National Fuel Gas Co.	200	9,162
NRG Energy, Inc. (a)	300	8,457
NV Energy, Inc.	700	8,113
PG&E Corp.	445	18,018
Pinnacle West Capital Corp.	208	6,827
Sempra Energy	300	14,943
Wisconsin Energy Corp.	193	8,718
Xcel Energy, Inc.	605	11,640

		135,072

TOTAL COMMON STOCKS (cost $3,814,533)		3,987,102

MONEY MARKET MUTUAL FUND - 2.0%
Dreyfus Institutional Cash Advance 99 - Institutional Class, 0.28% (c) (cost $79,559)	79,559	79,559

TOTAL INVESTMENTS - 102.5% (cost $3,894,092)		4,066,661
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(97,447)

NET ASSETS - 100.0%		$3,969,214

(a)	Non income-producing security.
(b)	Non-voting shares.
(c)	Represents annualized seven-day yield as of September 30, 2009.

The following abbreviations are used in portfolio descriptions:

REIT – Real Estate Investment Trust.

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 100.8%
Automobile & Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	600	$4,248
Cooper Tire & Rubber Co.	565	9,933
Dana Holding Corp. (a)	1,000	6,810
Dorman Products, Inc. (a)	132	1,983
Drew Industries, Inc. (a)	216	4,685
Federal Mogul Corp. (a)	1,200	14,482
Spartan Motors, Inc.	261	1,342
Standard Motor Products, Inc.	200	3,040
Tenneco, Inc. (a)	600	7,824

		54,347

Banks - 2.7%
American National Bankshares, Inc.	200	4,364
Banco Latinoamericano de Comercio Exterior SA Class E	500	7,110
Bank of Marin Bancorp	85	2,663
Century Bancorp, Inc. Class A	200	4,340
Danvers Bancorp, Inc.	214	2,908
First Bancorp	124	2,238
First Defiance Financial Corp.	142	2,117
Great Southern Bancorp, Inc.	135	3,201
MGIC Investment Corp. (a)	1,500	11,117
Northfield Bancorp, Inc.	574	7,347
Norwood Financial Corp.	200	6,220
Ocwen Financial Corp. (a)	751	8,501
Ohio Valley Banc Corp.	200	5,300
Orrstown Financial Services, Inc.	100	3,864
PMI Group, Inc.	772	3,281
Radian Group, Inc.	760	8,041
United Community Banks, Inc. (a)	503	2,515

		85,127

Capital Goods - 7.5%
Aaon, Inc.	209	4,197
AAR Corp. (a)	252	5,529
Advanced Battery Technologies, Inc. (a)	900	3,906
Aircastle Ltd.	680	6,576
American Science & Engineering, Inc.	67	4,559
Ameron International Corp.	100	6,998
Applied Signal Technology, Inc.	219	5,096
Baldor Electric Co.	600	16,402
Beacon Roofing Supply, Inc. (a)	441	7,047
BlueLinx Holdings, Inc. (a)	700	2,807
Briggs & Stratton Corp.	527	10,229
Builders FirstSource, Inc. (a)	913	3,981
Capstone Turbine Corp. (a)	2,600	3,432
Cubic Corp.	251	9,907
DynCorp International, Inc. (a)	658	11,844
Encore Wire Corp.	280	6,255
EnerSys (a)	500	11,060
Force Protection, Inc. (a)	595	3,249
GeoEye, Inc. (a)	245	6,566
Great Lakes Dredge & Dock Co.	904	6,310

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Capital Goods - 7.5% (continued)
Griffon Corp. (a)	823	$8,288
H&E Equipment Services, Inc. (a)	400	4,532
HEICO Corp.	324	14,047
Insituform Technologies, Inc. Class A (a)	355	6,795
Interline Brands, Inc. (a)	400	6,740
John Bean Technologies Corp.	300	5,451
Microvision, Inc. (a)	800	4,408
Mueller Industries, Inc.	400	9,548
Orion Marine Group, Inc. (a)	218	4,478
Rush Enterprises, Inc. (a)	510	6,589
Textainer Group Holdings Ltd.	500	8,005
Todd Shipyards Corp.	100	1,644
Trex Co., Inc. (a)	132	2,402
Universal Forest Products, Inc.	165	6,511
UQM Technologies, Inc. (a)	400	2,300
Watts Water Technologies, Inc. Class A	400	12,100

		239,788

Commercial & Professional Services - 2.8%
ABM Industries, Inc.	700	14,728
Acacia Research Corp. (a)	526	4,581
APAC Customer Services, Inc. (a)	578	3,416
CRA International, Inc. (a)	200	5,458
Deluxe Corp.	734	12,551
Diamond Management & Technology Consultants, Inc.	400	2,740
EnerNOC, Inc. (a)	197	6,533
First Advantage Corp. Class A	700	12,985
Healthcare Services Group, Inc.	331	6,077
ICF International, Inc. (a)	220	6,670
Kforce, Inc. (a)	327	3,931
Spherion Corp. (a)	436	2,708
Tix Corp. (a)	500	1,920
Volt Information Sciences, Inc. (a)	200	2,444
VSE Corp.	100	3,901

		90,643

Consumer Durables - 2.5%
Cherokee, Inc.	214	5,130
Crocs, Inc. (a)	1,000	6,650
Iconix Brand Group, Inc. (a)	942	11,747
Maidenform Brands, Inc. (a)	231	3,710
National Presto Industries, Inc.	55	4,758
Pool Corp.	512	11,377
Skechers U.S.A., Inc. Class A (a)	600	10,284
Smith & Wesson Holding Corp. (a)	786	4,111
Stanley Furniture Co., Inc.	100	1,037
Steven Madden Ltd. (a)	161	5,926
Sturm Ruger & Co., Inc.	172	2,226
Tempur-Pedic International, Inc. (a)	644	12,195

		79,151

Consumer Services - 6.2%
AFC Enterprises, Inc. (a)	500	4,210
Ambassadors Group, Inc.	300	4,695

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Consumer Services - 6.2% (continued)
Ameristar Casinos, Inc.	614	$9,689
BJ’s Restaurants, Inc. (a)	282	4,227
Bob Evans Farms, Inc.	275	7,993
Boyd Gaming Corp. (a)	1,000	10,930
Buffalo Wild Wings, Inc. (a)	258	10,735
California Pizza Kitchen, Inc. (a)	281	4,389
Capella Education Co. (a)	212	14,276
Caribou Coffee Co., Inc. (a)	400	2,888
Carrols Restaurant Group, Inc. (a)	215	1,625
Cheesecake Factory, Inc. (a)	584	10,816
Coinstar, Inc. (a)	362	11,939
CPI Corp.	200	2,494
Cracker Barrel Old Country Store, Inc.	302	10,389
DineEquity, Inc.	200	4,950
Einstein Noah Restaurant Group, Inc. (a)	300	3,612
Hillenbrand, Inc.	800	16,294
Isle of Capri Casinos, Inc. (a)	280	3,301
Lincoln Educational Services Corp. (a)	301	6,887
Mac-Gray Corp. (a)	300	3,234
Multimedia Games, Inc. (a)	500	2,560
P.F. Chang’s China Bistro, Inc. (a)	244	8,289
Pinnacle Entertainment, Inc. (a)	673	6,858
Pre-Paid Legal Services, Inc. (a)	82	4,166
Ruby Tuesday, Inc. (a)	462	3,890
Shuffle Master, Inc. (a)	616	5,803
Steak n Shake Co. (a)	229	2,695
Texas Roadhouse, Inc. (a)	793	8,422
Universal Technical Institute, Inc. (a)	288	5,674

		197,930

Diversified Financials - 5.2%
Advance America Cash Advance Centers, Inc.	873	4,889
Ares Capital Corp.	1,059	11,670
ASTA Funding, Inc.	200	1,512
BGC Partners, Inc. Class A	1,100	4,708
Broadpoint Gleacher Securities, Inc. (a)	1,158	9,658
Cardtronics, Inc. (a)	500	3,910
CompuCredit Holdings Corp. (a)	700	3,297
Credit Acceptance Corp. (a)	248	7,983
Dollar Financial Corp. (a)	400	6,408
Encore Capital Group, Inc. (a)	374	5,030
Evercore Partners, Inc. Class A	166	4,851
Financial Federal Corp.	223	5,504
First Cash Financial Services, Inc. (a)	406	6,955
First Marblehead Corp. (a)	1,500	3,300
GFI Group, Inc.	1,400	10,122
Hercules Technology Growth Capital, Inc.	602	5,912
JMP Group, Inc.	300	2,898
MarketAxess Holdings, Inc. (a)	382	4,603
MCG Capital Corp. (a)	800	3,352
MF Global Ltd. (a)	1,313	9,546
Nelnet, Inc. Class A (a)	700	8,708
Oppenheimer Holdings, Inc. Class A	200	4,870

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Diversified Financials - 5.2% (continued)
PennantPark Investment Corp.	374	$3,033
PHH Corp. (a)	681	13,509
Piper Jaffray Cos., Inc. (a)	163	7,778
Primus Guaranty Ltd. (a)	600	2,562
Rodman & Renshaw Capital Group, Inc. (a)	400	2,408
Safeguard Scientifics, Inc. (a)	300	3,291
U.S. Global Investors, Inc. Class A	200	2,466

		164,733

Energy - 1.8%
Cheniere Energy, Inc. (a)	707	2,072
CVR Energy, Inc. (a)	800	9,952
Enbridge Energy Mangement, LLC (a)	200	9,018
Global Industries Ltd. (a)	1,300	12,350
Nordic American Tanker Shipping Ltd.	500	14,790
Syntroleum Corp. (a)	619	1,671
Uranium Energy Corp. (a)	700	2,065
Vanguard Natural Resources LLC	344	5,655

		57,573

Food & Staples Retailing - 0.9%
Diedrich Coffee, Inc. (a)	100	2,405
PriceSmart, Inc.	416	7,800
United Natural Foods, Inc. (a)	585	13,993
Village Super Market, Inc. Class A	196	5,776

		29,974

Food, Beverage & Tobacco - 3.2%
Alliance One International, Inc. (a)	937	4,198
American Italian Pasta Co. Class A (a)	248	6,741
B&G Foods, Inc. Class A	268	2,195
Calavo Growers, Inc.	129	2,448
Cal-Maine Foods, Inc.	300	8,031
Coca-Cola Bottling Co. Consolidated	163	7,894
Diamond Foods, Inc.	145	4,599
Imperial Sugar Co.	200	2,536
J&J Snack Foods Corp.	249	10,754
Lance, Inc.	427	11,025
Lifeway Foods, Inc. (a)	400	4,396
National Beverage Corp. (a)	422	4,857
Reddy Ice Holdings, Inc. (a)	100	544
Sanderson Farms, Inc.	267	10,050
Seneca Foods Corp. Class A (a)	200	5,480
TreeHouse Foods, Inc. (a)	430	15,340

		101,088

Health Care Equipment & Services - 6.5%
Abaxis, Inc. (a)	300	8,025
Air Methods Corp. (a)	101	3,290
Align Technology, Inc. (a)	786	11,177
Allied Healthcare International, Inc. (a)	1,200	3,360
Allion Healthcare, Inc. (a)	273	1,597
Bio-Reference Labs, Inc. (a)	104	3,578
BioScrip, Inc. (a)	308	2,082

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Health Care Equipment & Services - 6.5% (continued)
Bovie Medical Corp. (a)	500	$3,925
Cantel Medical Corp. (a)	160	2,410
Catalyst Health Solutions, Inc. (a)	500	14,575
Chemed Corp.	258	11,324
Chindex International, Inc. (a)	200	2,516
Clarient, Inc. (a)	568	2,391
Computer Programs & Systems, Inc.	138	5,715
Conceptus, Inc. (a)	400	7,416
CorVel Corp. (a)	200	5,680
Dexcom, Inc. (a)	600	4,758
Electro-Optical Sciences, Inc. (a)	207	1,983
Endologix, Inc. (a)	500	3,095
HMS Holdings Corp. (a)	275	10,513
ICU Medical, Inc. (a)	104	3,833
IPC The Hospitalist Co., Inc. (a)	141	4,434
LCA-Vision, Inc. (a)	365	2,559
MAKO Surgical Corp. (a)	195	1,708
MedAssets, Inc. (a)	626	14,129
Merge Healthcare, Inc. (a)	600	2,466
NxStage Medical, Inc. (a)	600	4,014
Odyssey HealthCare, Inc. (a)	266	3,325
Orthofix International NV (a)	138	4,056
Orthovita, Inc. (a)	960	4,214
Palomar Medical Technologies, Inc. (a)	141	2,286
Providence Service Corp. (a)	200	2,332
PSS World Medical, Inc. (a)	593	12,945
RehabCare Group, Inc. (a)	131	2,841
Rockwell Medical Technologies, Inc. (a)	300	2,334
SXC Health Solutions Corp. (a)	300	14,037
Transcend Services, Inc. (a)	200	3,494
Utah Medical Products, Inc.	200	5,864
Vascular Solutions, Inc. (a)	500	4,135
Virtual Radiologic Corp. (a)	300	3,909

		208,325

Household & Personal Products - 1.0%
Central Garden and Pet Co. Class A (a)	924	10,099
Medifast, Inc. (a)	132	2,867
Nu Skin Enterprises, Inc. Class A	759	14,066
Orchids Paper Products Co. (a)	200	4,000

		31,032

Insurance - 2.6%
American Equity Investment Life Holding Co.	900	6,318
American Physicians Service Group, Inc.	110	2,534
American Safety Insurance Holdings Ltd. (a)	231	3,650
Conseco, Inc. (a)	1,700	8,942
eHealth, Inc. (a)	478	6,941
First Mercury Financial Corp.	300	3,996
Flagstone Reinsurance Holdings Ltd.	1,000	11,280
Hilltop Holdings, Inc. (a)	737	9,036
Infinity Property & Casualty Corp.	126	5,352
Maiden Holdings Ltd.	900	6,543

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Insurance - 2.6% (continued)
Meadowbrook Insurance Group, Inc.	452	$3,345
Tower Group, Inc.	492	12,000
Universal Insurance Holdings, Inc.	366	1,841

		81,778

Materials - 4.3%
A. Schulman, Inc.	300	5,979
AEP Industries, Inc. (a)	62	2,474
Allied Nevada Gold Corp. (a)	517	5,061
Boise, Inc. (a)	900	4,752
Brush Engineered Materials, Inc. (a)	200	4,892
Buckeye Technologies, Inc. (a)	500	5,365
Bway Holding Co. (a)	139	2,573
Eagle Materials, Inc.	370	10,575
Golden Star Resources Ltd. (a)	2,600	8,762
Hawkins, Inc.	114	2,663
Horsehead Holding Corp. (a)	400	4,688
Innospec, Inc.	300	4,425
KapStone Paper and Packaging Corp. (a)	400	3,256
LSB Industries, Inc. (a)	300	4,671
NewMarket Corp.	163	15,164
OM Group, Inc. (a)	300	9,117
Omnova Solutions, Inc. (a)	389	2,521
Schweitzer-Mauduit International, Inc.	114	6,197
Spartech Corp.	400	4,308
Stepan Co.	72	4,326
Stillwater Mining Co. (a)	1,100	7,392
US Gold Corp. (a)	873	2,523
Verso Paper Corp. (a)	700	2,093
W.R. Grace & Co. (a)	600	13,044

		136,821

Media - 2.0%
Carmike Cinemas, Inc. (a)	150	1,518
Dolan Media Co. (a)	400	4,796
Harte-Hanks, Inc.	700	9,681
LodgeNet Interactive Corp. (a)	368	2,778
Meredith Corp.	500	14,972
National CineMedia, Inc.	489	8,298
Rentrak Corp. (a)	200	3,572
Valassis Communications, Inc. (a)	500	8,940
World Wrestling Entertainment, Inc. Class A	734	10,283

		64,838

Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Acadia Pharmaceuticals, Inc. (a)	1,800	3,078
Accelrys, Inc. (a)	503	2,917
Affymax, Inc. (a)	167	3,990
AMAG Pharmaceuticals, Inc. (a)	141	6,159
Antigenics, Inc. (a)	1,200	2,484
Ardea Biosciences, Inc. (a)	144	2,638
ArQule, Inc. (a)	330	1,498
AVANIR Pharmaceuticals, Inc. Class A (a)	684	1,423
AVI BioPharma, Inc. (a)	1,500	2,580

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Pharmaceuticals, Biotechnology & Life Sciences - 8.2% (continued)
BioCryst Pharmaceuticals, Inc. (a)	702	$5,784
Biodel, Inc. (a)	300	1,611
BioMimetic Therapeutics, Inc. (a)	300	3,663
BioSpecifics Technologies Corp. (a)	100	3,201
Cadence Pharmaceuticals, Inc. (a)	603	6,669
Cell Therapeutics, Inc. (a)	7,900	9,717
Chelsea Therapeutics International, Inc. (a)	1,200	3,012
Curis, Inc. (a)	1,200	2,808
Emergent Biosolutions, Inc. (a)	397	7,011
Geron Corp. (a)	1,194	7,833
Halozyme Therapeutics, Inc. (a)	1,186	8,432
Helicos BioSciences Corp. (a)	900	2,574
Hemispherx Biopharma, Inc. (a)	1,661	3,322
Hi-Tech Pharmacal Co., Inc. (a)	100	2,244
ImmunoGen, Inc. (a)	478	3,877
Immunomedics, Inc. (a)	724	3,996
Inovio Biomedical, Corp. (a)	1,700	2,686
Inspire Pharmaceuticals, Inc. (a)	533	2,782
Ista Pharmaceuticals, Inc. (a)	600	2,676
Jazz Pharmaceuticals, Inc. (a)	300	2,406
Lannett Co., Inc. (a)	400	2,992
MannKind Corp. (a)	826	8,136
Maxygen, Inc. (a)	350	2,343
Medicis Pharmaceutical Corp. Class A	600	12,810
Micromet, Inc. (a)	380	2,531
Nektar Therapeutics (a)	810	7,889
NeurogesX, Inc. (a)	300	2,400
Novavax, Inc. (a)	1,600	6,336
Oncothyreon, Inc. (a)	400	2,084
Opko Health, Inc. (a)	3,064	6,986
Optimer Pharmaceuticals, Inc. (a)	281	3,802
Par Pharmaceutical Cos., Inc. (a)	400	8,604
PDL BioPharma, Inc.	1,066	8,400
PharmAthene, Inc. (a)	200	814
Poniard Pharmaceuticals, Inc. (a)	548	4,099
Repligen, Corp. (a)	700	3,507
Salix Pharmaceuticals Ltd. (a)	354	7,526
Santarus, Inc. (a)	1,000	3,290
SciClone Pharmaceuticals, Inc. (a)	800	3,408
Seattle Genetics, Inc. (a)	975	13,679
SIGA Technologies, Inc. (a)	370	2,919
Spectrum Pharmaceuticals, Inc. (a)	633	4,260
StemCells, Inc. (a)	2,547	4,152
SuperGen, Inc. (a)	785	2,096
Targacept, Inc. (a)	200	4,274
Theravance, Inc. (a)	769	11,258
Vanda Pharmaceuticals, Inc. (a)	326	3,795
Vical, Inc. (a)	800	3,408

		260,869

Real Estate - 1.2%
Franklin Street Properties Corp. REIT	919	12,039
Getty Realty Corp. REIT	220	5,399

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Real Estate - 1.2% (continued)
Gladstone Commercial Corp. REIT	200	$2,736
National Health Investors, Inc. REIT	417	13,196
Sun Communities, Inc. REIT	209	4,498

		37,868

Retailing - 7.2%
99 Cents Only Stores (a)	854	11,486
America’s Car-Mart, Inc. (a)	97	2,323
Asbury Automotive Group, Inc. (a)	400	5,072
Big 5 Sporting Goods Corp.	225	3,399
Blue Nile, Inc. (a)	128	7,951
Bon-Ton Stores, Inc.	300	2,184
Books-A-Million, Inc.	300	3,612
Cabela’s, Inc. (a)	797	10,632
Cato Corp. Class A	280	5,681
Charming Shoppes, Inc. (a)	1,500	7,365
Citi Trends, Inc. (a)	133	3,787
Coldwater Creek, Inc. (a)	1,000	8,200
Core-Mark Holding Co., Inc. (a)	105	3,003
Dress Barn, Inc. (a)	723	12,963
drugstore.com, Inc. (a)	1,600	3,888
DSW, Inc. Class A (a)	611	9,758
Gander Mountain Co. (a)	500	2,570
Group 1 Automotive, Inc. (a)	350	9,398
Gymboree Corp. (a)	300	14,513
Haverty Furniture Cos, Inc. (a)	225	2,657
hhgregg, Inc. (a)	391	6,624
Hot Topic, Inc. (a)	391	2,929
Jo-Ann Stores, Inc. (a)	302	8,103
Jos. A. Bank Clothiers, Inc. (a)	176	7,880
Kirkland’s, Inc. (a)	161	2,294
Lithia Motors, Inc. Class A	200	3,118
Lumber Liquidators, Inc. (a)	232	5,032
Monro Muffler Brake, Inc.	167	5,309
OfficeMax, Inc. (a)	800	10,064
Orbitz Worldwide, Inc. (a)	1,000	6,180
Pep Boys – Manny, Moe & Jack	602	5,882
PetMed Express, Inc.	198	3,732
Retail Ventures, Inc. (a)	600	3,162
Shutterfly, Inc. (a)	223	3,709
Sonic Automotive, Inc.	600	6,300
Stage Stores, Inc.	428	5,547
Stein Mart, Inc. (a)	365	4,639
Tuesday Morning Corp. (a)	433	1,801
US Auto Parts Network, Inc. (a)	500	2,725
ValueVision Media, Inc. Class A (a)	500	1,655
West Marine Inc. (a)	400	3,144

		230,271

Semiconductors & Semiconductor Equipment - 7.6%
ANADIGICS, Inc. (a)	700	3,297
Applied Micro Circuits Corp. (a)	508	5,075
Cabot Microelectronics Corp. (a)	300	10,458

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment - 7.6% (continued)
Cavium Networks, Inc. (a)	500	$10,735
Cymer, Inc. (a)	381	14,806
Diodes, Inc. (a)	600	10,854
DSP Group, Inc. (a)	254	2,068
Entropic Communications, Inc. (a)	1,100	3,014
Fairchild Semiconductor International, Inc. (a)	1,400	14,322
FormFactor, Inc. (a)	491	11,745
Hittite Microwave Corp. (a)	307	11,291
Kopin Corp. (a)	530	2,544
Kulicke & Soffa Industries, Inc. (a)	700	4,221
Lattice Semiconductor Corp. (a)	1,200	2,700
MIPS Technologies, Inc. (a)	1,222	4,607
Monolithic Power Systems, Inc. (a)	291	6,824
Netlogic Microsystems, Inc. (a)	291	13,095
NVE Corp. (a)	42	2,233
Omnivision Technologies, Inc. (a)	593	9,654
Photronics, Inc. (a)	500	2,370
Power Integrations, Inc.	300	9,999
RF Micro Devices, Inc. (a)	2,683	14,569
Rubicon Technology, Inc. (a)	200	2,968
Semtech Corp. (a)	1,028	17,484
Tessera Technologies, Inc. (a)	563	15,702
Trident Microsystems, Inc. (a)	800	2,072
TriQuint Semiconductor Corp. (a)	1,700	13,124
Veeco Instruments, Inc. (a)	400	9,328
Volterra Semiconductor Corp. (a)	300	5,511
Zoran Corp. (a)	402	4,631

		241,301

Software & Services - 11.1%
Actuate Corp. (a)	715	4,133
Advent Software, Inc. (a)	300	12,075
American Software, Inc. Class A	400	2,612
ArcSight, Inc. (a)	240	5,777
Art Technology Group, Inc. (a)	1,706	6,585
Blackbaud, Inc.	500	11,600
Bottomline Technologies, Inc. (a)	215	2,772
CommVault Systems, Inc. (a)	500	10,375
Constant Contact, Inc. (a)	342	6,582
DealerTrack Holdings, Inc. (a)	380	7,186
Deltek, Inc. (a)	700	5,383
Ebix, Inc. (a)	79	4,373
EPIQ Systems, Inc. (a)	490	7,105
Euronet Worldwide, Inc. (a)	611	14,682
ExlService Holdings, Inc. (a)	300	4,458
Global Cash Access Holdings, Inc. (a)	913	6,674
GSI Commerce, Inc. (a)	498	9,616
i2 Technologies, Inc. (a)	190	3,048
Innodata Isogen, Inc. (a)	288	2,290
Interactive Intelligence, Inc. (a)	151	2,886
Internet Brands, Inc. Class A (a)	673	5,371
JDA Software Group, Inc. (a)	400	8,776
Knot, Inc. (a)	400	4,368

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Software & Services - 11.1% (continued)
Limelight Networks, Inc. (a)	838	$3,402
Lionbridge Technologies, Inc. (a)	900	2,340
Liquidity Services, Inc. (a)	206	2,126
LivePerson, Inc. (a)	351	1,769
MAXIMUS, Inc.	179	8,341
MicroStrategy, Inc. Class A (a)	100	7,154
MoneyGram International, Inc. (a)	689	2,163
Move, Inc. (a)	2,000	5,400
NCI, Inc. Class A	145	4,156
Netscout Systems, Inc. (a)	400	5,404
NIC, Inc.	420	3,734
Openwave Systems, Inc. (a)	642	1,669
Pegasystems, Inc.	402	13,881
Perficient, Inc. (a)	400	3,308
Radiant Systems, Inc. (a)	400	4,296
RightNow Technologies, Inc. (a)	400	5,776
S1 Corp. (a)	800	4,944
SAVVIS, Inc. (a)	651	10,299
Smith Micro Software, Inc. (a)	266	3,288
Sonic Solutions (a)	400	2,372
SonicWALL, Inc. (a)	600	5,040
Sourcefire, Inc. (a)	214	4,595
SuccessFactors, Inc. (a)	600	8,442
Switch and Data Facilities Co. (a)	400	5,444
Synchronoss Technologies, Inc. (a)	440	5,487
TeleCommunication Systems, Inc. (a)	412	3,444
TeleTech Holdings, Inc. (a)	700	11,942
TiVo, Inc. (a)	1,191	12,339
TNS, Inc. (a)	300	8,220
Travelzoo, Inc. (a)	162	2,289
Tyler Technologies, Inc. (a)	496	8,477
Valueclick, Inc. (a)	800	10,552
Virnetx Holding Corp. (a)	700	2,058
Virtusa Corp. (a)	400	3,796
Web.com Group, Inc. (a)	400	2,836
Wright Express Corp. (a)	446	13,161

		352,671

Technology Hardware & Equipment - 7.8%
3PAR, Inc. (a)	642	7,081
Acme Packet, Inc. (a)	635	6,356
ADC Telecommunications, Inc. (a)	1,200	10,008
Airvana, Inc. (a)	923	6,249
Anaren, Inc. (a)	211	3,587
Aruba Networks, Inc. (a)	1,017	8,990
Benchmark Electronics, Inc. (a)	700	12,600
BigBand Networks, Inc. (a)	519	2,081
Blue Coat Systems, Inc. (a)	369	8,336
Brightpoint, Inc. (a)	900	7,875
Ciena Corp. (a)	900	14,654
Cogent, Inc. (a)	834	8,423
Compellent Technologies, Inc. (a)	284	5,126
Comverge, Inc. (a)	300	3,663

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Technology Hardware & Equipment - 7.8% (continued)
Cray, Inc. (a)	381	$3,174
Echelon Corp. (a)	500	6,435
Intevac, Inc. (a)	300	4,032
Isilon Systems, Inc. (a)	800	4,880
Loral Space & Communications, Inc. (a)	304	8,354
Maxwell Technologies, Inc. (a)	172	3,170
Mercury Computer Systems, Inc. (a)	480	4,733
Methode Electronics, Inc. (a)	500	4,335
Multi-Fineline Electronix, Inc. (a)	300	8,613
NETGEAR, Inc. (a)	267	4,899
Network Equipment Technologies Inc. (a)	500	3,615
Novatel Wireless, Inc. (a)	309	3,510
Oplink Communications, Inc. (a)	206	2,991
Plantronics, Inc.	500	13,407
Plexus Corp. (a)	500	13,170
Quantum Corp. (a)	2,700	3,402
ShoreTel, Inc. (a)	280	2,187
Smart Modular Technologies (WWH), Inc. (a)	700	3,332
Spectrum Control, Inc. (a)	400	3,396
Symmetricom, Inc. (a)	568	2,942
SYNNEX Corp. (a)	361	11,003
Tekelec (a)	754	12,388
TTM Technologies, Inc. (a)	500	5,735
ViaSat, Inc. (a)	305	8,107

		246,839

Telecommunication Services - 2.8%
AboveNet, Inc.	300	14,628
Atlantic Tele-Network, Inc. (a)	182	9,722
Cbeyond, Inc. (a)	282	4,549
Cincinnati Bell, Inc. (a)	2,400	8,400
Cogent Communications Group, Inc. (a)	500	5,650
Consolidated Communications Holdings, Inc. (a)	400	6,404
inContact, Inc. (a)	906	2,700
Neutral Tandem, Inc. (a)	482	10,970
PAETEC Holding Corp. (a)	1,300	5,031
SureWest Communications (a)	146	1,813
Syniverse Holdings, Inc. (a)	652	11,410
TerreStar Corp. (a)	1,200	2,748
USA Mobility, Inc. (a)	203	2,615
Vonage Holdings Corp. (a)	2,100	2,919

		89,559

Transportation - 2.0%
Air Transport Services Group, Inc. (a)	700	2,422
AirTran Holdings, Inc. (a)	1,539	9,619
Alaska Air Group, Inc. (a)	327	8,760
Allegiant Travel Co. (a)	245	9,332
AMERCO, Inc. (a)	200	9,172
Avis Budget Group, Inc. (a)	900	12,024
Dollar Thrifty Automotive Group, Inc. (a)	200	4,918

See notes to schedule of investments.

AQR SMALL CAP MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Transportation - 2.0% (continued)
International Shipholding Corp.	100	$3,081
Pinnacle Airlines Corp. (a)	400	2,680
Saia, Inc. (a)	114	1,833

		63,841

Utilities - 2.0%
Artesian Resources Corp. Class A	400	6,728
CH Energy Group, Inc.	201	8,906
Consolidated Water Co., Inc. Ordinary Shares	300	4,899
MGE Energy, Inc.	177	6,457
NorthWestern Corp.	400	9,772
Pennichuck Corp.	100	2,176
PNM Resources, Inc.	1,000	11,680
Unisource Energy Corp.	400	12,300

		62,918

TOTAL COMMON STOCKS (cost $2,960,945)		3,209,285

MONEY MARKET MUTUAL FUND - 0.6%
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.28% (b) (cost $20,685)	20,685	20,685

TOTAL INVESTMENTS - 101.4% (cost $2,981,630)		$3,229,970
LIABILITIES IN EXCESSS OF OTHER ASSETS - (1.4%)		(45,759)

NET ASSETS - 100.0%		$3,184,211

(a)	Non income-producing security.
(b)	Represents annualized seven-day yield as of September 30, 2009.

The following abbreviations are used in portfolio descriptions:

REIT – Real Estate Investment Trust

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 78.9%
Australia - 11.6%
Amcor Ltd.	2,026	$9,764
ASX Ltd.	442	13,694
Australia & New Zealand Banking Group Ltd. (a)	2,130	45,626
BHP Billiton Ltd.	7,439	245,342
Coca-Cola Amatil Ltd.	964	8,339
Commonwealth Bank of Australia	1,914	86,946
Computershare Ltd.	454	4,456
Energy Resources of Australia Ltd.	323	7,157
Macquarie Group Ltd.	352	18,174
National Australia Bank Ltd.	2,080	56,286
New Hope Corp. Ltd.	447	2,261
Orica Ltd. (a)	524	10,828
Sonic Healthcare Ltd.	238	2,976
Toll Holdings Ltd.	1,130	8,475
Westpac Banking Corp. (a)	3,071	70,872

		591,196

Austria - 0.2%
Voestalpine AG	230	8,251

Belgium - 2.2%
Anheuser-Busch InBev NV	1,881	86,278
Delhaize Group (a)	197	13,697
UCB SA	298	12,605

		112,580

Canada - 6.7%
Bank of Montreal (a)	600	30,357
Bell Aliant Regional Communications Income Fund	300	7,843
Cameco Corp.	500	13,875
Canadian Tire Corp. Class A	100	5,395
CGI Group. Inc. Class A (a)	200	2,342
CI Financial Corp.	500	9,616
Crescent Point Energy Corp.	300	10,143
Eldorado Gold Corp. (a)	700	7,950
First Quantum Minerals Ltd.	100	6,538
George Weston Ltd.	200	10,412
IAMGOLD Corp.	400	5,653
IGM Financial, Inc.	500	19,829
Ivanhoe Mines Ltd. (a)	400	5,141
Kinross Gold Corp.	1,100	23,970
Loblaw Cos. Ltd.	500	14,757
Metro, Inc. Class A	300	9,804
National Bank of Canada	200	11,122
Niko Resources Ltd.	100	7,822
Pacific Rubiales Energy Corp. (a)	200	2,477
Royal Bank of Canada	1,500	80,629
Saputo, Inc.	400	9,389

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Canada - 6.7% (continued)
Silver Wheaton Corp. (a)	400	$5,077
SNC-Lavalin Group, Inc.	200	9,032
Talisman Energy, Inc.	1,300	22,621
Yamana Gold, Inc.	800	8,608

		340,402

Denmark - 1.5%
Danske Bank A/S (a)	1,013	26,771
Novo Nordisk A/S Class B	832	52,328

		79,099

Finland - 0.5%
Kone Oyj Class B	141	5,190
Sampo Oyj Class A	803	20,270

		25,460

France - 5.6%
Bouygues SA	481	24,578
Christian Dior SA (a)	189	18,731
Compagnie Generale Des Etablissements Michelin Class B	145	11,418
Eiffage SA	60	3,834
Essilor International SA	299	17,074
Iliad SA	43	4,857
Legrand SA	369	10,291
LVMH Moet Hennessy Louis Vuitton SA	655	66,063
Natixis (a)	3,170	19,208
PPR	111	14,281
Publicis Groupe	141	5,684
Schneider Electric SA (a)	351	35,713
Technip SA	176	11,279
Vinci SA	731	41,513

		284,524

Germany - 3.6%
BASF SE	1,309	69,305
Bayerische Motoren Werke AG	870	41,881
Hannover Rueckversicherung AG (a)	181	8,295
Hochtief AG	92	6,984
MAN SE	207	17,003
Metro AG (a)	368	20,782
ThyssenKrupp AG	658	22,504

		186,754

Hong Kong - 7.8%
Bank of East Asia Ltd.	3,200	11,506
BOC Hong Kong Holdings Ltd.	14,500	31,666
Dairy Farm International Holdings Ltd.	1,800	10,746
Esprit Holdings Ltd.	1,900	12,731

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Hong Kong - 7.8% (continued)
Hang Lung Group Ltd.	2,000	$9,969
Hang Lung Properties Ltd.	6,000	21,967
Henderson Land Development Co. Ltd.	2,000	13,099
Hong Kong Exchanges and Clearing Ltd.	1,500	27,062
Hongkong Land Holdings Ltd.	3,000	12,964
Jardine Strategic Holdings Ltd.	1,500	25,341
Jardine Matheson Holdings Ltd.	800	24,283
Kerry Properties Ltd.	2,500	13,308
Li & Fung Ltd.	4,000	16,026
Link REIT	3,500	7,692
MTR Corp. Ltd.	8,000	27,723
New World Development Co. Ltd.	6,000	12,852
NWS Holdings Ltd.	4,000	7,717
Sino Land Co. Ltd.	8,000	14,253
Sun Hung Kai Properties Ltd.	3,000	44,065
Swire Pacific Ltd. Class A	2,000	23,468
Wharf Holdings Ltd.	4,000	21,149
Wheelock & Co. Ltd.	3,000	9,803

		399,390

Italy - 3.4%
Atlantia SpA	735	17,832
Mediaset SpA (a)	3,775	26,460
Telecom Italia SpA	24,061	42,308
UniCredit SpA (a)	21,725	85,268

		171,868

Japan - 11.7%
Chiba Bank Ltd.	2,000	12,344
Chugai Pharmaceutical Co. Ltd.	700	14,453
Cosmo Oil Co. Ltd. (a)	1,000	2,777
Daicel Chemical Industries Ltd. (a)	1,000	6,023
Dainippon Sumitomo Pharma Co. Ltd.	800	8,707
Daito Trust Construction Co. Ltd.	200	8,719
Fuji Media Holdings, Inc.	5	8,171
Fukuoka Financial Group, Inc.	1,000	4,139
GS Yuasa Corp.	1,000	9,113
Hirose Electric Co. Ltd.	100	11,249
Hitachi Chemical Co. Ltd.	400	8,153
IBIDEN Co. Ltd.	200	7,410
IHI Corp. (a)	3,000	6,068
JS Group Corp.	700	12,240
JSR Corp.	500	10,214
Kaneka Corp.	1,000	7,166
Kawasaki Heavy Industries Ltd. (a)	3,000	7,600
Keihin Electric Express Railway Co. Ltd.	1,000	8,473
Keio Corp. (a)	1,000	6,825
Keisei Electric Railway Co. Ltd.	1,000	6,636
Kintetsu Corp.	2,000	7,739
Kobayashi Pharmaceutical Co. Ltd.	100	4,551
Kubota Corp.	2,000	16,570

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Japan - 11.7% (continued)
Kurita Water Industries Ltd.	200	$7,160
Makita Corp.	200	6,321
Matsui Securities Co. Ltd.	200	1,625
Mitsubishi Gas Chemical Co., Inc.	1,000	5,419
Mizuho Investors Securities Co. Ltd. (a)	1,000	1,022
Mizuho Securities Co. Ltd.	2,000	7,250
NGK Insulators Ltd.	1,000	23,072
NGK Spark Plug Co. Ltd. (a)	1,000	12,739
Nippon Mining Holdings, Inc.	2,000	9,801
Nippon Television Network Corp.	20	2,872
Nitori Co. Ltd.	100	8,508
Panasonic Electric Works Co. Ltd.	1,000	11,927
Rohm Co. Ltd.	200	13,934
Sankyo Co. Ltd.	200	12,484
Santen Pharmaceutical Co. Ltd.	100	3,672
SBI Holdings, Inc.	34	6,698
Sega Sammy Holdings Inc.	400	5,186
Shikoku Electric Power Co., Inc.	200	6,099
Shimamura Co. Ltd.	100	9,803
Shimano, Inc.	200	8,602
Shin-Etsu Chemical Co. Ltd.	600	36,809
Shinko Electric Industries Co. Ltd.	300	5,320
Softbank Corp.	1,600	35,070
Stanley Electric Co. Ltd.	400	8,098
SUMCO Corp.	300	6,792
Sumitomo Metal Mining Co. Ltd. (a)	1,000	16,334
Suzuki Motor Corp.	900	20,932
Taiyo Nippon Sanso Corp.	1,000	11,867
Tobu Railway Co. Ltd. (a)	1,000	6,103
Tokyu Land Corp.	2,000	7,956
Toppan Printing Co. Ltd.	1,000	9,440
Toray Industries, Inc.	3,000	18,136
Toyo Seikan Kaisha Ltd.	500	9,573
Toyoda Gosei Co. Ltd.	300	8,749
Toyota Boshoku Corp.	300	5,901
Toyota Tsusho Corp.	700	10,521
Yamato Holdings Co. Ltd.	1,000	16,409
Yokogawa Electric Corp.	500	4,419

		597,963

Netherlands - 2.3%
Akzo Nobel NV	320	19,889
ASML Holding NV	484	14,284
European Aeronautic Defence and Space Co. NV	1,113	25,088
Hal Trust (a)	123	12,577
Koninklijke (Royal) KPN NV	1,939	32,211
Randstad Holding NV (a)	314	13,603

		117,652

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Norway - 0.4%
Den Norske Bank (a)	2,000	$23,287

Papua New Guinea - 0.2%
Oil Search Ltd.	1,868	10,597

Portugal - 0.4%
Portugal Telecom SGPS SA (a)	1,924	20,442

Singapore - 2.4%
Capitaland Ltd.	7,000	18,355
City Developments Ltd.	2,000	14,540
Oversea-Chinese Banking Corp. Ltd.	3,000	16,639
Singapore Airlines Ltd.	2,000	19,507
Singapore Exchange Ltd.	2,000	11,890
Wilmar International Ltd.	9,000	40,091

		121,022

Spain - 12.2%
Abertis Infraestructuras SA	998	22,707
ACS Actividades de Construccion y Servicios SA	461	24,093
Banco Bilbao Vizcaya Argentaria SA	5,137	91,513
Banco Santander SA	10,627	171,674
Bankinter SA	1,143	14,454
Criteria Caixacorp SA	4,889	25,177
EDP Renovaveis SA (a)	1,181	13,007
Endesa SA	1,319	43,686
Industria de Diseno Textil SA (a)	813	46,751
Sacyr Vallehermoso SA (a)	380	7,210
Telefonica SA	5,925	163,928

		624,200

Sweden - 5.0%
Alfa Laval AB	562	6,604
Assa Abloy AB Class B	698	11,348
Atlas Copco AB Class A	1,608	20,730
Electrolux AB Class B (a)	484	11,079
Hennes & Mauritz AB Class B	1,189	66,832
Nordea Bank AB (a)	5,985	60,501
Skanska AB Class B (a)	818	12,016
SKF AB Class B	418	6,574
Svenska Cellulosa AB Class B	482	6,548
Svenska Handelsbanken AB Class A (a)	605	15,488
Tele2 AB Class B	838	11,150
TeliaSonera AB (a)	4,512	29,686

		258,556

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value (Note 2)
Switzerland - 1.2%
Compagnie Financiere Richemont SA Class A	1,040	$29,441
Geberit AG	20	3,079
Kuehne + Nagel International AG	73	6,358
Sonova Holding AG (a)	92	9,309
Swisscom AG	33	11,819

		60,006

TOTAL COMMON STOCKS (Cost $3,780,496)		4,033,249

SHORT-TERM INVESTMENT - 16.8%
Money Market Mutual Fund - 16.8%
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.28% (b) (Cost $859,046)	859,046	859,046

TOTAL INVESTMENTS - 95.7% (Cost $4,639,542)		4,892,295
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		221,652

NET ASSETS - 100.0%		$5,113,947

Industry	Value	% of Net Assets
Automobile & Components	$109,718	2.1%
Banks	966,298	18.9
Capital Goods	432,492	8.5
Commercial & Professional Services	23,042	0.5
Consumer Durables & Apparel	157,907	3.1
Diversified Financials	154,613	3.0
Energy	100,810	2.0
Food & Staples Retailing	80,199	1.6
Food, Beverage & Tobacco	144,097	2.8
Health Care Equipment & Services	29,358	0.6
Household & Personal Products	4,551	0.1
Insurance	28,565	0.6
Materials	585,061	11.4
Media	43,187	0.8
Pharmaceuticals, Biotechnology & Life Sciences	91,765	1.8
Real Estate	254,160	5.0
Retailing	180,327	3.5

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Industry	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$40,330	0.8%
Software & Services	6,799	0.1
Technology Hardware & Equipment	23,077	0.5
Telecommunication Services	59,312	7.0
Transportation	54,788	3.0
Utilities	62,793	1.2
Money Market Fund	859,046	16.8

Total Investments	4,892,295	95.7
Other Assets in Excess of Liabilities (c)	221,652	4.3

Total Net Assets	$5,113,947	100.0%

(a)	Non income-producing security.
(b)	Represents annualized seven-day yield at September 30, 2009.

Swap equity contracts outstanding as of September 30, 2009:

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
DeutscheBank	AMEC PLC	961	$11,471	10/19/2009	$170
DeutscheBank	Antofagasta PLC	1,101	14,021	10/19/2009	(171)
DeutscheBank	Associated British Foods PLC	1,022	14,434	10/19/2009	(175)
DeutscheBank	AstraZeneca PLC	2,185	98,747	10/19/2009	895
DeutscheBank	Autonomy Corporation PLC	191	4,802	10/19/2009	317
DeutscheBank	Barclays PLC	13,716	84,572	10/19/2009	(1,458)
DeutscheBank	BP PLC	24,260	221,279	10/19/2009	(917)
DeutscheBank	British Sky Broadcasting Group PLC	1,841	16,381	10/19/2009	932
DeutscheBank	Cairn Energy PLC	251	11,135	10/19/2009	83
DeutscheBank	Carnival PLC	999	34,003	10/19/2009	536
DeutscheBank	Cobham PLC	3,278	11,563	10/19/2009	100
DeutscheBank	Eurasian Natural Resources Corp.	2,207	30,667	10/19/2009	353
DeutscheBank	Experian PLC	1,361	11,585	10/19/2009	226
DeutscheBank	G4S PLC	2,140	7,873	10/19/2009	26
DeutscheBank	Home Retail Group PLC	1,206	5,806	10/19/2009	(394)
DeutscheBank	ICAP PLC	1,351	9,072	10/19/2009	85
DeutscheBank	Inmarsat PLC	1,240	11,139	10/19/2009	88
DeutscheBank	Investec PLC	1,322	9,570	10/19/2009	135
DeutscheBank	Kazakhmys PLC	843	14,235	10/19/2009	212
DeutscheBank	KingFisher PLC	2,871	9,577	10/19/2009	477
DeutscheBank	Marks & Spencer Group	1,693	10,301	10/19/2009	(202)
DeutscheBank	Next PLC	280	8,360	10/19/2009	(96)

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Swap equity contracts outstanding as of September 30, 2009:

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
DeutscheBank	Old Mutual PLC	10,869	$17,207	10/19/2009	$212
DeutscheBank	Pearson PLC	911	11,295	10/19/2009	271
DeutscheBank	Petrofac Ltd.	190	3,181	10/19/2009	(87)
DeutscheBank	Prudential PLC	2,458	23,103	10/19/2009	1,220
DeutscheBank	Randgold Resources Ltd	54	4,070	10/19/2009	(187)
DeutscheBank	Reed Elsevier PLC	1	8	10/19/2009	1
DeutscheBank	Rolls-Royce Group PLC	1,817	14,678	10/19/2009	(565)
DeutscheBank	SabMiller PLC	1,524	38,215	10/19/2009	(343)
DeutscheBank	Schroders PLC	396	7,691	10/19/2009	(550)
DeutscheBank	Shire PLC	626	10,955	10/19/2009	228
DeutscheBank	Standard Chartered PLC	1,981	49,186	10/19/2009	1,412
DeutscheBank	The Sage Group PLC	2,566	9,459	10/19/2009	351
DeutscheBank	Tui Travel PLC	2,868	12,289	10/19/2009	(295)
DeutscheBank	Tullow Oil PLC	858	17,553	10/19/2009	(1,517)
DeutscheBank	Vedanta Resources PLC	511	15,344	10/19/2009	209
DeutscheBank	Vodafone Group PLC	72,429	161,863	10/19/2009	846
DeutscheBank	WM Morrison Supermarkets PLC	2,719	12,845	10/19/2009	(359)
DeutscheBank	WPP PLC	1,537	13,588	10/19/2009	4

					$2,073

Forward foreign currency contracts outstanding as of September 30, 2009:

Long Contracts:

Broker	Currency	Notional Amount	Value at Settlement Date Payable	Value at September 30, 2009	Unrealized Depreciation
The Royal Bank of Scotland	AUD	$265,000	$233,874	$233,669	$(205)
The Royal Bank of Scotland	GBP	655,000	1,072,292	1,046,556	(25,736)
The Royal Bank of Scotland	DKK	214,000	42,105	42,064	(41)
The Royal Bank of Scotland	EUR	177,000	259,226	259,014	(212)
The Royal Bank of Scotland	HKD	482,000	62,195	62,195	—
The Royal Bank of Scotland	JPY	3,694,000	41,238	41,153	(85)
The Royal Bank of Scotland	SGD	37,000	26,274	26,266	(8)
The Royal Bank of Scotland	SEK	145,000	20,843	20,800	(43)

			$1,758,047	$1,731,717	$(26,330)

See notes to schedule of investments.

AQR INTERNATIONAL MOMENTUM FUND

Schedule of Investments

September 30, 2009 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2009:

Short Contracts:

Broker	Currency	Notional Amount	Value at Settlement Date Payable	Value at September 30, 2009	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland	NOK	$(27,000)	$(4,676)	$(4,674)	$2
The Royal Bank of Scotland	CHF	(308,000)	(297,115)	(297,224)	(109)

			$(301,791)	$(301,898)	$(107)

AUD - Australian Dollar

GBP - British Pound

DKK - Danish Krone

EUR - European Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

SEK - Swedish Krona

NOK - Norwegian Krone

CHF - Swiss Franc

See notes to schedule of investments.

AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is a diversified, open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2009, the Trust consisted of five active series (collectively, the “Funds” and each individually a “Fund”): AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund.

The investment objective of the AQR International Equity Fund seeks to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection. The AQR International Equity Fund commenced operations on August 28, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is to seek to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation while investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds and equity index futures) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Fund’s investment universe consists of large and mid-cap U.S. stocks, which are defined as those in the top 90% of market capitalization or that are larger than the 1000th largest company, whichever is larger, and which meet certain liquidity and other criteria. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 8, 2009.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation while investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds and equity index futures) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Fund’s investment universe consists of small capitalization U.S. stocks, which are defined as those in the bottom 10% of market capitalization or that are smaller than the 1000th largest company, whichever is larger. The companies must also be among the top 3000 companies by market capitalization, and meet certain liquidity and other criteria. The AQR Small Cap Momentum Fund commenced operations on July 8, 2009.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation while investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive Momentum. The Fund’s investment universe consists of stocks in the top 85% of market capitalization in each of the 19 major developed markets outside the U.S., and which meet certain liquidity and other criteria. The AQR International Momentum Fund commenced operations on July 8, 2009.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets.

Convertible Securities: The AQR Diversified Arbitrage Fund invests in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Fund’s prime broker and custodian. The Fund is subject to credit risk should the prime broker be unable to meet its obligations to the Fund.

Futures Contracts: Each Fund may invest in futures contracts (“futures”) in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain.

AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

Federal Income Taxes: Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Accounting for Uncertainty in Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. It also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of September 30, 2009, the Funds have no examinations in progress.

The Funds have concluded that the adoption of this policy resulted in no effect to the Funds’ financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) were as follows (presented on a net basis):

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AQR International Equity Fund	$263,321,438	$48,296,620	$(10,936,965)	$37,359,655
AQR Diversified Arbitrage Fund	78,413,044	13,926,603	(10,124,090)	3,802,513
AQR Momentum Fund	3,894,092	179,866	(7,297)	172,569
AQR Small Cap Momentum Fund	2,981,630	270,588	(22,248)	248,340
AQR International Momentum Fund	4,639,542	262,730	(9,977)	252,753

Income and Expenses: Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is accrued using the yield method. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. All shareholders bear the common expenses of each Fund and are allocated income and realized and unrealized gains/losses from each Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Shareholders of each class also bear certain expenses that pertain to that particular class.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Distributions to Shareholders: The Funds intend to pay dividends from substantially all of their net investment income and distribute net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders will be recorded on the ex-dividend date.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expects the risk of loss to be remote.

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AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

3. Fair Value Measurements

The authoritative guidance for fair value measurements and disclosures establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2009 in valuing the Funds’ assets carried at fair value:

AQR International Equity Fund	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
ASSETS
Common Stocks	$2,314,358	$280,499,879	$1,747	$282,815,984
Forward Foreign Currency Contracts*	—	5,047,859	—	5,047,859
Futures Contracts*	648,257	—	—	648,257
Rights Issues	32,744	—	—	32,744
Commercial Paper		—	75,878	75,878
Money Market	17,756,487	—	—	17,756,487

Total Assets	$20,751,846	$285,547,738	$77,625	$306,377,209

LIABILITIES
Forward Foreign Currency Contracts*	$—	$(540,621)	$—	$(540,621)
Futures Contracts*	(462,093)	—	—	(462,093)

Total Liabilities	$(462,093)	$(540,621)	$—	$(1,002,714)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Commercial Paper
Balance as of August 28, 2009**	$10,807	$79,842
Change in unrealized appreciation (depreciation)	(9,060)	(3,964)

Balance as of September 30, 2009	$1,747	$75,878

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
**	Inception Date.

AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

AQR Diversified Arbitrage Fund	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
ASSETS
Common Stocks	$88,748,675	$—	$6,606	$88,755,281
Convertible Preferred Stocks	3,301,066	—	—	3,301,066
Corporate Bond	—	43,750	—	43,750
Convertible Bonds	—	67,828,352	—	67,828,352
Exchange-Traded Funds	4,006,350	—	—	4,006,350
Money Market Funds	16,724	—	—	16,724

Total Assets	$96,072,815	$67,872,102	$6,606	$163,951,523

LIABILITIES
Common Stocks (Sold Short)	$(80,303,337)	$—	$—	$(80,303,337)
Closed-End Funds	(1,378,765)	—	—	(1,378,765)
Call Options	(37,140)	—	—	(37,140)
Futures Contracts*	(39,111)	—	—	(39,111)

Total Liabilities	$(81,758,353)	$—	$—	$(81,758,353)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of January 15, 2009**	$—
Transferred into Level 3	6,606
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—

Balance as of September 30, 2009	$6,606

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
**	Inception Date.

AQR Momentum Fund	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
ASSETS
Common Stocks	$3,987,102	$—	$—	$3,987,102
Money Market	79,559	—	—	79,559

Total Assets	$4,066,661	$—	$—	$4,066,661

AQR FUNDS

Notes to Schedule of Investments

September 30, 2009 (Unaudited)

AQR Small Cap Momentum Fund	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
ASSETS
Common Stocks	$3,209,285	$—	$—	$3,209,285
Money Market	20,685	—	—	20,685

Total Assets	$3,229,970	$—	$—	$3,229,970

AQR International Momentum Fund	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
ASSETS
Common Stocks	$340,402	$3,692,847	$—	$4,033,249
Forward Foreign Currency Contracts*	—	(26,330)	—	(26,330)
Swap Contracts*	—	2,073	—	2,073
Money Market	859,046	—	—	859,046

Total Assets	$1,199,448	$3,668,590	$—	$4,868,038

LIABILITIES
Forward Foreign Currency Contracts*	$(107)	$—	$—	$(107)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AQR Funds

By:	/s/ Marco Hanig
Marco Hanig
Chief Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig
Chief Executive Officer

Date: November 25, 2009

By:	/s/ John B. Howard
John B. Howard
Chief Financial Officer

Date: November 25, 2009